Portfolio of Investments April 30, 2026
Municipal Total Return
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 105.7%
1638812181 MUNICIPAL BONDS - 105 .7% 1638812181
ALABAMA - 1.2%
$ 2,500,000 Alabama Community College System Board of Trustees,
Revenue Bonds, Coastal Alabama Community College Series
2025 - BAM Insured
5 .000% 10/01/50 $ 2,588,430
1,155,000 (a),(b) Baldwin County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, Novelis Corporation
Project, Series 2025A, (AMT), (Mandatory Put 6/01/32)
5 .000 06/01/55 1,180,689
1,000,000 Florence Public Educational Building Authority, Alabama,
Revenue Bonds, University of North Alabama Athletic Facilities
1830 Foundation Series 2024
5 .250 11/01/49 1,055,921
4,000,000 Homewood Educational Building Authority, Alabama, Revenue
Bonds, CHF-Horizons II, LLC Student Housing and Parking
Project at Samford University Series 2024C
5 .500 10/01/54 4,048,918
50,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .000 10/01/34 55,475
250,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .000 10/01/35 275,929
525,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .000 10/01/38 569,738
400,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .000 10/01/39 430,456
1,000,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/40 1,092,477
250,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/41 272,422
200,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/42 216,818
75,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/45 79,929
1,590,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/49 1,645,056
1,455,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .500 10/01/53 1,519,780
1,415,000 Madison Water and Wastewater Board, Alabama, Water and
Sewer Revenue Bonds, Series 2023
5 .250 12/01/48 1,497,486
1,205,000 The Public Educational Building Authority of Jacksonville,
Alabama, Jacksonville State University Foundation, Higher
Educational Facilities Revenue Bonds, Jackson State University
Project Series 2023A - AGM Insured
5 .000 08/01/54 1,213,767
1,250,000 Walker County Board of Education, Alabama, Special School
Tax Warrants, Series 2025
5 .000 03/01/47 1,293,912
TOTAL ALABAMA 19,037,203
ALASKA - 0.3%
1,030,000 Alaska Municipal Bond Bank, General Obligation Bonds, Three
Series 2023, (AMT)
5 .250 12/01/38 1,121,939
1,145,000 Alaska Municipal Bond Bank, General Obligation Bonds, Three
Series 2023, (AMT)
5 .250 12/01/40 1,237,294
2,310,000 Anchorage, Alaska, Solid Waste Services Revenue Bonds,
Refunding Series 2022A
5 .500 11/01/41 2,575,504
TOTAL ALASKA 4,934,737
ARIZONA - 2.4%
470,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy of Nevada ? Horizon,
Inspirada and St. Rose Campus Projects, Series 2018A
5 .000 07/15/28 470,800
1,625,000 (b) Arizona Industrial Development Authority, Development First
Lien Revenue Bonds, Montanero Project, Alternative Minimum
Tax Series 2025, (AMT)
6 .750 12/01/55 1,667,752
1,025,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024C
4 .750 09/01/49 1,026,274

Portfolio of Investments April 30, 2026
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 1,605,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Sun Valley Academy, Series 2024A
6 .250% 07/01/44 $ 1,660,621
2,825,000 (c) Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2026D
5 .000 01/01/38 3,170,474
3,785,000 Phoenix Civic Improvement Corporation, Arizona, Wastewater
System Revenue Bonds, Junior Lien Series 2023
5 .250 07/01/47 4,063,945
5,025,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Great Hearts Academies Project, Series
2014A
5 .000 07/01/44 5,028,991
410,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, San Tan Montessori School
Project, Series 2017
6 .750 02/01/50 410,571
3,300,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2023A
5 .000 01/01/47 3,465,374
2,855,000 (d) Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2025, (UB)
5 .000 01/01/51 2,991,765
1,575,000 (b) Sierra Vista Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Desert Heights Charter
School Project, Refunding Series 2024
5 .875 06/01/44 1,572,493
1,380,000 (b) Yavapai County Industrial Development Authority,  Arizona,
Education Revenue Bonds, Arizona Agribusiness and Equine
Center Inc Project, Refunding Series 2015A
5 .000 09/01/34 1,380,287
10,235,000 Yuma Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yuma Regional Medical Center, Series 2024A
5 .250 08/01/54 10,572,463
TOTAL ARIZONA 37,481,810
ARKANSAS - 0.4%
1,400,000 (b) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7 .000 07/01/59 1,337,185
1,800,000 Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-1
5 .000 09/01/36 1,854,351
1,555,000 Fort Smith, Arkansas, Sales and Use Tax Revenue Bonds, Series
2025
5 .250 11/01/55 1,635,137
850,000 Hope, Arkansas, Sales and Use Tax Revenue Bonds, Series
2025 - BAM Insured
4 .500 06/01/46 849,285
1,000,000 Pulaski County, Arkansas, Hospital Revenue Bonds, Arkansas
Children's Hospital, Series 2023
5 .000 03/01/41 1,061,228
TOTAL ARKANSAS 6,737,186
CALIFORNIA - 2.7%
250,000 Burbank-Glendale-Pasadena Airport Authority, California,
Airport Revenue Bonds, Senior Series 2024B, (AMT)
5 .250 07/01/42 273,165
100,000 (b) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5 .500 06/01/38 100,028
3,000,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/47 3,001,728
6,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/38 6,131,451
325,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Improvement
Area A Hesperia Silverwood, Series 2024
5 .000 09/01/44 336,430
335,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Improvement
Area A Hesperia Silverwood, Series 2024
5 .000 09/01/49 339,018
4,000,000 (b) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside
LP Desalination Project, Series 2012, (AMT)
5 .000 11/21/45 4,001,093
2,000,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
5 .875 06/01/39 2,006,262
1,305,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6 .375 06/01/59 1,209,427
1,000,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Envision Education, Series 2024A
5 .000 06/01/44 974,535

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,815,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5 .000% 08/01/35 $ 2,111,900
3,900,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/36 3,903,165
280,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/46 280,016
750,000 California Statewide Community Development Authority,
Health Revenue Bonds, Enloe Medical Center, Refunding
Series 2022A - AGM Insured
5 .125 08/15/47 764,162
1,250,000 El Rancho Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Series
2023D - BAM Insured
5 .750 08/01/48 1,389,727
1,500,000 Irvine, California, Special Tax Bonds, Community Facilities
District 2013-3 Great Park, Improvement Area 4, Series 2016
4 .000 09/01/41 1,434,968
1,200,000 Rancho Mirage, California, Special Tax Bonds, Community
Facilities District 5 Section 31, Improvement Area 1 Series
2024A
5 .000 09/01/44 1,233,797
1,000,000 Sacramento County, California, Airport System Revenue Bonds,
Senior Series 2025A, (AMT)
5 .000 07/01/38 1,102,515
1,900,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Senior Series 2025B, (AMT)
5 .250 07/01/41 2,112,856
1,780,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Senior Series 2025B, (AMT)
5 .250 07/01/42 1,966,115
1,500,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Senior Series 2025B, (AMT)
5 .250 07/01/43 1,645,669
3,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023C, (AMT)
5 .500 05/01/38 3,365,900
1,550,000 University of California, General Revenue Bonds, Series
2025CD
5 .250 05/15/40 1,879,453
TOTAL CALIFORNIA 41,563,380
COLORADO - 8.1%
4,000,000 Adams 12 Five Star Schools, Adams County, Colorado, General
Obligation Bonds, Series 2025
5 .250 12/15/44 4,446,592
1,170,000 Adams and Arapahoe Counties Joint School District 28J,
Aurora, Colorado, General Obligation Bonds, Series 2025
5 .500 12/01/46 1,304,777
1,000,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4 .250 12/01/41 930,059
500,000 (b) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .500 12/01/44 513,606
2,500,000 (b) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .750 12/01/54 2,512,800
1,630,000 Arista Metropolitan District, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding Convertible
to Unlimited Tax Series 2023A - BAM Insured
5 .000 12/01/48 1,678,164
2,250,000 Aurora Crossroads Metropolitan District 2, Colorado, Limited
Tax General Obligation Bonds, Series 2025A-3
6 .125 12/01/55 2,249,258
500,000 Bromley Park Metropolitan District No. 2, In the City of
Brighton, Adams and Weld Counties, Colorado, Senior General
Obligation Limited Tax Refunding Bonds, Series 2023 - BAM
Insured
5 .500 12/01/43 548,031
250,000 Buckhorn Valley Metropolitan District 2, Gypsum, Eagle
County, Colorado, General Obligation Limited Tax Refunding
Series 2025
5 .000 12/01/37 268,535
500,000 Buckhorn Valley Metropolitan District 2, Gypsum, Eagle
County, Colorado, General Obligation Limited Tax Refunding
Series 2025
5 .000 12/01/50 515,902
575,000 Buckhorn Valley Metropolitan District 2, Gypsum, Eagle
County, Colorado, General Obligation Limited Tax Refunding
Series 2025
5 .000 12/01/55 583,787

Portfolio of Investments April 30, 2026
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 500,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Subordinate Refunding Series 2024B - BAM Insured
6 .500% 12/15/54 $ 500,924
692,000 CCP Metropolitan District 3, Colorado, General Obligation
Bonds, Limited Tax Refunding Series 2024
5 .000 12/01/53 680,601
2,450,000 Centennial Water and Sanitation District, Douglas County,
Colorado, Water and Wastewater Revenue Bonds, Series 2024
5 .250 12/01/53 2,587,519
1,000,000 (b) Centerra South Metro District 1, Loveland, Colorado, Special
Revenue Bonds, Improvement Senior Series 2026A
6 .250 12/01/55 1,011,495
1,890,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2024A - AGM Insured
5 .500 12/01/54 2,034,449
1,000,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250 12/01/44 1,102,334
1,500,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250 12/01/45 1,638,626
500,000 (b) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Aspen Ridge School Project, Series
2015A
5 .000 07/01/36 500,156
350,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Littleton Preparatory Charter School,
Series 2013
5 .000 12/01/33 350,175
845,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Littleton Preparatory Charter School,
Series 2013
5 .000 12/01/42 839,065
1,555,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health System/Sunbelt Obligated Group, Series
2016A
5 .000 11/15/41 1,556,628
4,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 4,085,487
1,155,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .250 11/01/36 1,262,236
5,800,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .250 11/01/52 5,981,445
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2025A
5 .000 09/01/35 1,117,434
870,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Craig Hospital Project, Immediate Delivery Series 2022A
5 .000 12/01/52 880,311
1,220,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Craig Hospital Project, Series 2025A
5 .250 12/01/50 1,266,501
4,050,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A
4 .000 05/15/52 3,655,165
4,000,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2023A
5 .250 11/15/48 4,278,867
480,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024A - BAM Insured
5 .000 12/01/44 501,623
2,902,235 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 1,905,440
725,000 Del Norte, Colorado, Healthcare Facilities Revenue Bonds, Rio
Grande Hospital Refunding Project, Refunding Series 2024
4 .875 12/01/34 723,598
550,000 Del Norte, Colorado, Healthcare Facilities Revenue Bonds, Rio
Grande Hospital Refunding Project, Refunding Series 2024
5 .200 12/01/39 543,217
1,725,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/34 1,980,620
805,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/35 919,453
700,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5 .500 11/15/40 778,677
3,000,000 (b) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 3,010,968
300,000 Fiddler's Business Improvement District, Colorado, Limited Tax
General Obligation Bonds, Greenwood Village Project, Series
2022
5 .550 12/01/47 305,300

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 500,000 (b) Granary Metropolitan District 9, Weld County, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .450% 12/01/44 $ 508,017
500,000 Grandview Reserve Metropolitan District, El Paso County,
Colorado, Limited Tax General Obligation Senior Bonds, Series
2022A and Limited Tax General Obligation Subordinate Bonds,
Series 2022B(3)
6 .250 12/01/52 502,253
1,065,000 (b) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 1,087,799
675,000 Hunters Overlook Metropolitan District 5, Severance, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024
5 .000 12/01/49 692,570
2,000,000 Lakes at Centerra Metropolitan District 2, Loveland, Colorado,
Limited Tax General Obligation Bonds, Refunding Series
2024A - AGM Insured
5 .000 12/01/49 2,030,331
2,550,000 (b) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7 .125 11/01/42 2,711,662
500,000 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
6 .250 12/01/37 521,943
4,000,000 Mesa County Valley School District 51, Grand Junction,
Colorado, General Obligation Bonds, Series 2025
5 .250 12/01/49 4,282,494
500,000 (b) Mineral Business Improvement District, Arapahoe County,
Colorado, General Obligation and Special Revenue Bonds,
Limited Tax Series 2024A
5 .750 12/01/54 497,557
750,000 (b) Orchard Park Place South Metropolitan District, Adams County,
Colorado, General Obligation Bonds, Limited Tax Series 2024
6 .000 12/01/54 749,470
1,000,000 Park Creek Metropolitan District, Colorado, Revenue Bonds,
Senior Limited Property Tax, Refunding and Improvement
Series 2025
5 .000 12/01/40 1,076,744
1,330,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series
2022A-1
7 .500 12/01/52 1,349,493
1,035,000 (b) Plaza Metropolitan District 1, Lakewood, Colorado, Tax
Increment Revenue Bonds, Refunding Series 2013
5 .000 12/01/40 1,035,454
4,000,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding
& Improvement Series 2017
5 .000 12/01/42 4,031,229
1,400,000 Ravenna Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023
- AGM Insured
5 .000 12/01/38 1,508,838
690,000 Ravenna Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023
- AGM Insured
5 .000 12/01/43 730,224
1,450,000 (b) Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax & Special
Revenue, Series 2025
6 .125 12/01/54 1,459,020
1,000,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0 .000 12/01/32 642,946
1,173,387 (b) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5 .875 12/01/44 1,167,573
1,345,000 Silverstone Metropolitan District 3, Weld County, Colorado,
General Obligation and Special Revenue Bonds, Limited Tax
Series 2023
7 .750 12/01/45 1,384,072
835,000 (b) Sojourn at Idlewild Metropolitan District, Grand County,
Colorado, Limited Tax General Obligation Bonds, Winter Park
Series 2025A
6 .125 12/01/55 858,972
2,950,000 South Aurora Regional Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Refunding Improvement
Series 2025
6 .750 12/01/55 3,025,260

Portfolio of Investments April 30, 2026
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,000,000 (b) Southern Ute Indian Tribe of the Southern Ute Indian
Reservation, Colorado, General Obligation Bonds, Series
2025A
5 .000% 04/01/35 $ 3,241,411
500,000 (b),(e) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0 .000 09/20/54 370,911
2,060,000 State of Colorado, Rural Colorado, Certificates of Participation,
Series 2022
6 .000 12/15/39 2,390,866
7,870,000 State of Colorado, Rural Colorado, Certificates of Participation,
Series 2022
6 .000 12/15/40 9,094,179
1,000,000 STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding First Lien Series 2025A-1
5 .250 12/01/45 1,056,288
1,000,000 STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding First Lien Series 2025A-1
5 .000 12/01/55 1,009,042
600,000 (b) STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding Second Lien Series 2025A-2
6 .250 12/01/55 605,522
900,000 Thompson Crossing Metropolitan District 4, Johnstown,
Larimer County, Colorado, General Obligation Bonds, Limited
Tax Convertible to Unlimited Tax, Refunding & Improvement
Series 2019
5 .000 12/01/39 905,190
5,250,000 Vale, Colorado, Certificates of Participation, Series 2025 5 .500 12/01/64 5,588,461
500,000 (e) Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Convertible Capital Appreciation Improvement Series
2024A
0 .000 12/01/54 384,916
1,000,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series 2021
5 .000 12/01/41 949,429
1,250,000 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds,
Refunding & Improvement Series 2020
5 .000 12/01/40 1,252,580
1,000,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .750 12/01/52 1,008,505
2,870,000 (b) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8 .000 12/01/54 1,910,170
1,000,000 (b) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .750 12/01/44 1,008,724
750,000 Wildwing Metropolitan District 5, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Refunding and
Improvement Series 2024 - AGM Insured
4 .500 12/01/53 706,827
TOTAL COLORADO 124,886,767
CONNECTICUT - 0.1%
775,000 University of Connecticut, General Obligation Bonds, Series
2023A
5 .000 08/15/41 846,680
TOTAL CONNECTICUT 846,680
DELAWARE - 0.7%
375,000 (b) Bridgeville, Delaware, Special Obligation Bonds, Heritage
Shores Special Development District, Series 2024
5 .250 07/01/44 377,228
6,500,000 (d) Delaware Health Facilities Authority, Delaware, Revenue Bonds,
Christiana Care Health System, Series 2026, (UB)
5 .250 10/01/51 6,847,179
2,500,000 Delaware Health Facilities Authority, Revenue Bonds, Beebe
Medical Center Project, Series 2018 - BAM Insured
5 .000 06/01/48 2,510,762
705,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024A
4 .625 07/01/49 701,814
750,000 Kent County, Delaware, Student Housing & Dining Facility
Revenue Bonds, Collegiate Housing Foundation - Dover LLC
Delaware State University Project, Series 2018A
5 .000 07/01/31 758,010
TOTAL DELAWARE 11,194,993

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA - 0.6%
$ 4,400,000 (d) District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Subordinate Lien Refunding Green Series
2025B, (UB)
5 .250% 10/01/50 $ 4,690,234
4,645,000 (d) District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Subordinate Lien Refunding Green Series
2025B, (UB)
5 .250 10/01/54 4,914,218
TOTAL DISTRICT OF COLUMBIA 9,604,452
FLORIDA - 10.8%
1,000,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2022
Project Series 2022
5 .000 05/01/42 1,016,418
4,100,000 Broward County School District, Florida, General Obligation
Bonds, School Series 2022
5 .000 07/01/47 4,288,697
4,890,000 Canaveral Port Authority, Florida, Port Improvement Revenue
Refunding Bonds, Series 2018B
5 .000 06/01/48 4,937,649
1,000,000 Cape Coral, Florida, Water and Sewer Revenue Bonds, Series
2023 - BAM Insured
5 .250 10/01/48 1,070,408
2,095,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter
School Project, Series 2019
5 .000 07/01/54 1,923,303
2,010,000 (b) Capital Trust Authority, Florida, Charter School Revenue Bonds,
Mason Classical Academy Project Series 2024A
5 .000 06/01/39 2,019,859
1,525,000 (b) Capital Trust Authority, Florida, Charter School Revenue Bonds,
Mason Classical Academy Project Series 2024A
5 .000 06/01/44 1,486,166
1,270,000 (b) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5 .750 08/15/49 1,241,904
500,000 (b) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2025, (AMT)
6 .125 10/01/55 516,496
2,235,000 Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Ave Maria University, Refunding Series 2023
5 .500 06/01/30 2,354,385
2,490,000 Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Ave Maria University, Refunding Series 2023
5 .500 06/01/32 2,647,559
435,000 Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Ave Maria University, Refunding Series 2023
5 .000 06/01/43 418,788
500,000 Corkscrew Crossing Community Development District, Florida,
Special Assessment Bonds, Series 2023
4 .300 05/01/33 510,884
1,000,000 Corkscrew Crossing Community Development District, Florida,
Special Assessment Bonds, Series 2023
5 .100 05/01/43 1,027,523
2,375,000 Escambia County Health Facilities Authority Health Care
Facilities Revenue Bonds, Florida, Series 2020A (Baptist Health
Care Corporation Obligated Group)
5 .000 08/15/32 2,494,129
2,950,000 Escambia County Health Facilities Authority, Florida, Health
Care Facilities Revenue Bonds, Baptist Health Care Corporation
Obligated, Series 2020A
5 .000 08/15/33 3,081,474
925,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Cornerstone Charter Schools Project,
Series 2022
5 .000 10/01/32 939,316
175,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5 .150 07/01/27 176,000
385,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5 .750 07/01/47 385,323
1,210,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Saint Andrews School of Boca Raton
Inc Project Series 2024A
5 .250 06/01/44 1,241,299
1,215,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Saint Andrews School of Boca Raton
Inc Project Series 2024A
5 .250 06/01/54 1,206,468
700,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Refunding Bonds, Central Charter School,
Series 2022
5 .250 08/15/37 682,241

Portfolio of Investments April 30, 2026
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 500,000 (b) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .000% 06/01/44 $ 501,665
1,000,000 Florida Gulf Coast University Financing Corporation, Capital
Improvement Revenue Bonds, Refunding Housing Project,
Series 2022A
5 .000 02/01/40 1,077,091
5,460,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, United Airlines, Inc. Project,
Series 2025, (AMT)
5 .250 11/01/35 5,768,035
445,000 Hammock Oaks Community Development District, Lady Lake,
Florida, Special Assessment Revenue Bonds, Area 2, Series
2024
6 .150 05/01/54 450,938
4,000,000 Hernando County, Florida, Non-Ad Valorem Revenue Bonds,
Series 2022
5 .250 06/01/47 4,192,828
300,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series
2024
5 .600 05/01/44 312,373
1,870,000 Julington Creek Plantation Community Development District,
Florida, Special Assessment Revenue Bonds, Series 2023 -
AGM Insured
5 .500 05/01/43 2,020,267
1,665,000 Lakeland, Florida, Energy System Revenue Bonds, Refunding
Series 2023
5 .000 10/01/42 1,796,231
10,000,000 Lakeland, Florida, Energy System Revenue Bonds, Series 2021 5 .000 10/01/48 10,702,377
1,100,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Calusa Project, Series 2025
5 .700 05/01/45 1,169,294
1,000,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Calusa Project, Series 2025
5 .900 05/01/55 1,038,916
1,080,000 (b) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Lorraine Lakes Project, Series
2020
3 .625 05/01/40 977,662
725,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Palm Grove Project, Series 2024
5 .500 05/01/55 732,025
885,000 Lauderhill, Florida, Water and Sewer Revenue Bonds, Series
2023 - AGM Insured
5 .000 10/01/48 929,268
385,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5 .250 06/15/27 385,176
955,000 (b) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2024A
6 .000 06/15/38 972,708
1,000,000 (b) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2024A
6 .250 06/15/42 1,022,604
1,585,000 Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Shell Point/Alliance
Obligated Group, Shell Point Project, Refunding Series 2024C
5 .000 11/15/54 1,534,822
1,065,000 Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Shell Point/Alliance
Obligated Group, Shell Point Project, Series 2024A
5 .250 11/15/54 1,067,447
995,000 (b) Magnolia Island Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, series 2025
5 .750 05/01/55 992,278
1,000,000 Miami Beach Health Facilities Authority, Florida, Hospital
Revenue Bonds, Mount Sinai Medical Center of Florida Project,
Series 2021B
4 .000 11/15/51 854,948
1,250,000 (a),(b) Miami-Dade County Industrial Development Authority, Florida,
Student Housing Revenue Bonds, PRG - Casa Properties LLC
Project, Senior Series 2026A-1, (Mandatory Put 7/01/36)
5 .375 07/01/65 1,292,736
2,000,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2017B, (AMT)
5 .000 10/01/40 2,024,395
670,000 (b) Miromar Lakes Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2025
5 .000 05/01/35 722,339

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,430,000 Monroe County, Florida, Airport Revenue Bonds, Key West
International Airport, Series 2022, (AMT)
5 .000% 10/01/39 $ 1,492,358
1,575,000 Monroe County, Florida, Airport Revenue Bonds, Key West
International Airport, Series 2022, (AMT)
5 .000 10/01/41 1,632,523
8,000,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc. Series
2025A
5 .000 10/01/47 8,320,388
5,000,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc. Series
2025A
5 .250 10/01/56 5,197,411
2,960,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health, Inc., Refunding Series 2016A
5 .000 10/01/39 2,973,510
620,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/34 663,423
750,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/36 794,166
5,310,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/47 5,318,019
2,175,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/52 2,116,080
1,600,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2025
5 .250 11/01/39 1,732,785
1,685,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2025
5 .250 11/01/40 1,808,856
5,000,000 (b) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties II LLC - Palm Beach Atlantic University
Housing Project, Senior Series 2025A
5 .750 10/01/55 5,155,575
195,000 (b) Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 3, Series 2024
5 .800 05/01/54 195,544
1,000,000 Pasco County, Florida, Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center and Research Institute Capital
Improvement Series 2023A - AGM Insured
5 .500 09/01/41 1,096,249
1,000,000 Poitras East Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2023
4 .200 05/01/33 1,020,432
5,000,000 Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series
2018
5 .000 07/01/38 5,147,323
4,440,000 Sarasota County, Florida, Utility System Revenue Bonds, Series
2023
5 .000 10/01/48 4,627,517
2,250,000 Sarasota County, Florida, Utility System Revenue Bonds, Series
2025
5 .000 10/01/47 2,373,943
6,500,000 Sarasota County, Florida, Utility System Revenue Bonds, Series
2025
5 .250 10/01/55 6,881,084
2,000,000 St. Johns County School Board, Florida, Certificates of
Participation, Series 2024A - AGM Insured
5 .500 07/01/49 2,136,371
1,350,000 Sumter County School Board, Florida, Certificates of
Participation, Series 2024 - AGM Insured
5 .250 01/01/49 1,441,324
1,425,000 Tampa Bay, Florida, Regional Water Supply Authority, Utility
System Revenue Bonds, Sustainability Series 2022
5 .250 10/01/47 1,518,687
8,000,000 Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer
Center Project, Series 2020B
4 .000 07/01/45 7,322,248
2,780,000 (b) Village Community Development District 14, Leesburg, Florida,
Special Assessment Bonds, Series 2022
4 .750 05/01/32 2,874,056
6,535,000 (b) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2023
5 .250 05/01/54 6,508,357
2,750,000 Village Community Development District 16, Wildwood,
Florida, Special Assessment Revenue Bonds, Series 2025
4 .500 05/01/40 2,783,372
6,500,000 Village Community Development District 16, Wildwood,
Florida, Special Assessment Revenue Bonds, Series 2025
5 .125 05/01/56 6,443,699
TOTAL FLORIDA 167,780,012

Portfolio of Investments April 30, 2026
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA - 2.0%
$ 750,000 (b) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-1
5 .000% 04/01/34 $ 767,378
12,260,000 (b) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 12,540,603
3,000,000 (d) Cartersville, Georgia, Water and Sewer Revenue, Series 2026,
(UB)
5 .000 06/01/50 3,160,996
1,500,000 (d) Cartersville, Georgia, Water and Sewer Revenue, Series 2026,
(UB)
5 .000 06/01/51 1,574,363
3,500,000 (d) Cartersville, Georgia, Water and Sewer Revenue, Series 2026,
(UB)
5 .000 06/01/56 3,648,482
1,000,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B
5 .750 04/01/53 1,076,515
5,000,000 Fulton County Development Authority, Georgia, Revenue
Bonds, Piedmont Healthcare, Inc. Project, Series 2019A
4 .000 07/01/49 4,478,505
2,310,000 (b) Geo. L. Smith II Georgia World Congress Center Authority,
Georgia, Convention Center Hotel Revenue Bonds,  Second
Tier Series 2021B
5 .000 01/01/36 2,350,922
250,000 Savannah-Georgia Convention Center Authority, Convention
Center Hotel First Tier Revenue Bonds, Series 2025A
5 .250 06/01/61 248,313
500,000 Savannah-Georgia Convention Center Authority, Convention
Center Hotel Third Tier Revenue Bonds (HMT Pledge), Series
2025C
5 .000 06/01/58 507,191
TOTAL GEORGIA 30,353,268
GUAM - 1.3%
500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/28 513,575
1,000,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/31 1,068,158
1,000,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/32 1,077,706
1,365,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/33 1,481,572
1,105,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2025A
5 .250 07/01/40 1,203,597
9,500,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2025A
5 .250 07/01/50 9,761,266
1,535,000 Guam Power Authority, Revenue Bonds, Refunding Series
2017A
5 .000 10/01/37 1,555,125
4,050,000 Guam Power Authority, Revenue Bonds, Refunding Series
2022A
5 .000 10/01/42 4,218,581
TOTAL GUAM 20,879,580
HAWAII - 0.4%
750,000 (b) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .000 07/01/34 764,122
4,750,000 Honolulu City and County, Hawaii, Wastewater System Revenue
Bonds, First Bond Resolution, Green Senior Series 2025B
5 .250 07/01/48 5,141,340
TOTAL HAWAII 5,905,462
IDAHO - 0.3%
610,000 Idaho Health Facilities Authority, Revenue Bonds, Madison
Memorial Hospital Project, Refunding Series 2016
5 .000 09/01/29 611,212
3,100,000 (b) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Assessment Area Two, Series 2025
6 .250 09/01/54 3,202,258
750,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6 .250 09/01/53 770,980
TOTAL IDAHO 4,584,450

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS - 3.3%
$ 479,800 Chicago, Illinois, Certificates of Participation, Tax Increment
Allocation Revenue Bonds, Pullman Park/Chicago
Redevelopement Project, Series 2013A
7 .125% 03/15/33 $ 479,952
1,125,000 DuPage County High School District 87, Glenbard Township,
Illinois, General Obligation Bonds, Series 2025
5 .250 01/01/46 1,200,306
3,060,000 Galesburg, Knox County, Illinois, Revenue Bonds, Knox College
Project, Series 2025A
5 .500 10/01/45 2,950,822
3,500,000 Galesburg, Knox County, Illinois, Revenue Bonds, Knox College
Project, Series 2025A
6 .000 10/01/45 3,543,948
935,000 (b) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
4 .300 08/01/28 941,916
1,275,000 (b) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
4 .500 08/01/33 1,314,234
1,000,000 (b) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
5 .250 08/01/38 1,064,241
2,815,000 (a),(b) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPoint Joliet Terminal Railroad Project,
Series 2017, (AMT), (Mandatory Put 7/02/35)
4 .800 12/01/43 2,913,705
2,255,000 (a),(b) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2020, (AMT), (Mandatory Put 12/31/34)
4 .125 12/01/50 2,254,123
1,020,000 Illinois Housing Development Authority, Revenue Bonds, Social
Series 2022G
6 .250 10/01/52 1,096,562
4,000,000 Illinois State, General Obligation Bonds, April Series 2026C 5 .250 04/01/43 4,343,000
1,500,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/45 1,582,098
5,000,000 Illinois State, General Obligation Bonds, October Series 2024C
- BAM Insured
4 .000 10/01/40 4,889,988
1,000,000 Joliet, Illinois, Waterworks and Sewer Revenue Bonds, Senior
Lien Series 2025 - BAM Insured
5 .250 01/01/50 1,045,076
1,100,000 Lake County Consolidated High School District 120 Mundelein,
Illinois, General Obligation Bonds, School Series 2022A
5 .500 12/01/40 1,215,639
2,730,000 Lemont Fire Protection District, Cook, DuPage and Will
Counties, Illinois, General Obligation Bonds, Series 2025 - BAM
Insured
4 .000 12/30/41 2,744,699
2,935,000 Lemont Fire Protection District, Cook, DuPage and Will
Counties, Illinois, General Obligation Bonds, Series 2025 - BAM
Insured
4 .000 12/30/42 2,927,526
3,210,000 Lemont Fire Protection District, Cook, DuPage and Will
Counties, Illinois, General Obligation Bonds, Series 2025 - BAM
Insured
4 .000 12/30/43 3,164,241
10,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5 .000 06/15/50 9,996,810
1,000,000 Sangamon County School District 186 Springfield, Illinois,
General Obligation Bonds, Alternate Revenue Source Series
2023 - AGM Insured
5 .500 06/01/48 1,062,357
TOTAL ILLINOIS 50,731,243
INDIANA - 3.6%
1,000,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Series 2023
5 .500 07/15/41 1,112,139
1,625,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Series 2023
5 .500 01/15/43 1,787,416
3,500,000 Brownsburg 1999 School Building Corporation, Indiana, First
Mortgage Bonds, Series 2023
5 .500 07/15/40 3,798,243
750,000 Carmel, Indiana, Waterworks Revenue Bonds, Refunding,
Series 2024C - BAM Insured
5 .250 05/01/51 775,869
1,000,000 (b) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5 .875 06/01/55 896,010
4,000,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, DePauw University Project, Series 2022A
5 .000 07/01/40 4,158,513

Portfolio of Investments April 30, 2026
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 520,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Seven Oaks Classical School Project, Series 2021A
5 .000% 06/01/51 $ 444,089
5,260,000 Indiana Finance Authority, Health Facilities Revenue Bonds,
Hendricks Regional Health, Series 2024
5 .250 03/01/54 5,362,595
1,700,000 Indiana Finance Authority, Hospital Revenue Bonds, Reid
Health Series 2022 - AGM Insured
5 .000 01/01/52 1,717,571
1,635,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5 .000 03/01/32 1,737,762
1,805,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5 .000 03/01/34 1,933,114
2,485,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5 .500 03/01/44 2,609,106
3,845,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5 .750 03/01/54 3,954,927
1,500,000 (d) Indiana Finance Authority, State Revolving Fund Program
Bonds, Green Series 2026A, (UB)
5 .000 02/01/46 1,621,542
5,000,000 (d) Indiana Finance Authority, State Revolving Fund Program
Bonds, Green Series 2026A, (UB)
5 .000 02/01/51 5,277,709
785,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024A-1
4 .650 07/01/49 778,532
500,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .250 01/01/42 533,135
500,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .250 01/01/43 530,677
1,030,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .250 01/01/48 1,060,307
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Local Income Tax Revenue Bonds, Indianapolis Public
Transportation Corporation Project, Green Series 2025A
5 .000 07/15/42 1,078,501
5,850,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Ad Valorem Property Tax Funded Project
Series 2023D
6 .000 02/01/48 6,456,014
3,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 3,115,225
1,280,000 Lake Ridge Multi-School Building Corporation, Lake County,
Indiana, First Mortgage Bonds, Ad Valorem Property Tax Series
2022
5 .500 07/15/40 1,410,004
1,150,000 Mount Vernon of Hancock County Multi-School Building
Corporation, Indiana, First Mortgage Bonds, Series 2022
5 .500 01/15/42 1,240,571
1,565,000 (a) Rockport, Indiana, Pollution Control Revenue Refunding Bonds,
Indiana Michigan Power Company Project, Series 2025A,
(Mandatory Put 6/01/29)
3 .700 06/01/47 1,595,961
1,325,000 Tippecanoe County NSE08 School Building Corporation,
Indiana, Ad Valorem Property Tax First Mortgage Bonds, Series
2023B
6 .000 01/15/43 1,509,409
TOTAL INDIANA 56,494,941
IOWA - 0.2%
1,200,000 Iowa Finance Authority, Healthcare Revenue Bonds, Pella
Regional Health Center, Series 2025
5 .250 12/01/50 1,193,900
2,030,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2025A
4 .550 07/01/45 2,025,521
TOTAL IOWA 3,219,421
KANSAS - 0.6%
2,000,000 (d) University of Kansas Hospital Authority, Health Facilities
Revenue Bonds, University of Kansas Health System, Series
2026A, (UB)
5 .250 03/01/46 2,154,594
3,000,000 (d) University of Kansas Hospital Authority, Health Facilities
Revenue Bonds, University of Kansas Health System, Series
2026A, (UB)
5 .500 03/01/51 3,217,360
4,000,000 (d) University of Kansas Hospital Authority, Health Facilities
Revenue Bonds, University of Kansas Health System, Series
2026A, (UB)
5 .500 03/01/54 4,269,523
TOTAL KANSAS 9,641,477

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY - 0.3%
$ 795,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000% 01/01/45 $ 795,309
1,250,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 127, Series 2022A
5 .250 06/01/39 1,372,904
1,690,000 University of Kentucky, Lease Purchase Obligations Bonds,
University of Kentucky Parking Structure 7 & Johnson Center
Expansion, Series 2025A
5 .250 04/01/50 1,776,250
TOTAL KENTUCKY 3,944,463
LOUISIANA - 3.1%
3,000,000 Ernest N. Morial-New Orleans Exhibition Hall Authority,
Louisiana, Special Tax Bonds, Series 2025
5 .500 07/15/50 3,148,439
2,500,000 Ernest N. Morial-New Orleans Exhibition Hall Authority,
Louisiana, Special Tax Bonds, Series 2025
5 .500 07/15/54 2,612,135
2,690,000 Lafayette Parish School Board, Louisiana, Sales Tax Revenue
Bonds, Series 2025
5 .750 04/01/50 2,941,476
3,515,000 Lafayette Parish School Board, Louisiana, Sales Tax Revenue
Bonds, Series 2025
5 .750 04/01/55 3,829,388
3,255,000 Lafayette, Louisiana, Utilities Revenue Bonds, Electric Projects
Series 2024
5 .000 11/01/49 3,415,191
500,000 Lake Charles Harbor and Terminal District, Louisiana, Revenue
Bonds, Refunding Series 2024B, (AMT)
5 .000 01/01/36 537,633
200,000 (b) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5 .000 06/01/31 191,610
1,000,000 Louisiana Public Facilities Authority, Lease Revenue Bonds,
South Quad L3C - Louisiana State University South Quad Phase
IV Project, Series 2025
5 .250 07/01/55 1,038,878
12,500,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5 .750 09/01/64 12,855,116
3,250,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2025A
5 .500 05/15/55 3,434,696
500,000 (b) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 439,934
1,000,000 Port New Orleans Board of Commissioners, Louisiana, Revenue
Bonds, Port Facilities, AMT Series 2025B, (AMT)
5 .500 04/01/54 1,043,026
4,900,000 Saint John the Baptist Parish School District 1, Louisiana,
General Obligation Bonds, Series 2023
5 .250 03/01/37 5,384,680
7,000,000 Saint John the Baptist Parish School District 1, Louisiana,
General Obligation Bonds, Series 2023
5 .250 03/01/43 7,557,486
TOTAL LOUISIANA 48,429,688
MAINE - 0.1%
700,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2023A - AGM Insured
5 .000 07/01/42 752,763
TOTAL MAINE 752,763
MARYLAND - 0.6%
500,000 (c) Maryland Community Development Administration,
Department of Housing and Community Development,
Residential Revenue Bonds, Social Series 2026B
4 .700 09/01/46 500,300
2,000,000 Maryland Economic Development Corporation, Student
Housing Revenue Bonds, Morgan State University, Harper-
Tubman Project, Series 2025A
5 .750 07/01/64 2,166,851
1,385,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Lifebridge Health Issue Series 2023
5 .250 07/01/54 1,442,756
5,365,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Meritus Medical Center Inc Series 2025
5 .000 07/01/55 5,442,809
TOTAL MARYLAND 9,552,716

Portfolio of Investments April 30, 2026
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS - 1.6%
$ 10,000,000 (d) Massachusetts Clean Water Trust, State Revolving Fund Bonds,
Green 27 Series 2026, (UB)
5 .000% 02/01/56 $ 10,525,823
500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Baystate Medical Center Issue, Series 2014N
5 .000 07/01/44 500,306
6,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Lifespan Corporation dba Brown University Health, Series
2025A
5 .250 08/15/42 6,379,052
7,980,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series
2021G
5 .000 07/01/50 7,796,868
TOTAL MASSACHUSETTS 25,202,049
MICHIGAN - 3.5%
1,090,000 Belding School District, Ionia, Kent and Montcalm Counties,
Michigan, General Obligation Bonds, School Building & Site
Series 2022
5 .250 05/01/48 1,142,540
2,000,000 Ferndale Public School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2025
5 .250 05/01/50 2,110,487
5,000,000 Flat Rock Community School District, Wayne County, Michigan,
General Obligation Bonds, Refunding School Building and Site
Series 2023
5 .250 05/01/52 5,219,497
1,750,000 Four Lakes Special Assessment District, Gladwin and Midland
Counties, Michigan, Special Assessment Bond, General
Obligation Limited Tax series 2025
5 .250 06/01/50 1,818,009
1,700,000 Four Lakes Special Assessment District, Gladwin and Midland
Counties, Michigan, Special Assessment Bond, General
Obligation Limited Tax series 2025
5 .000 06/01/55 1,732,348
1,200,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Limited Tax General Obligation
Series 2021, (AMT)
5 .000 01/01/41 1,263,284
3,905,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Limited Tax General Obligation
Series 2024, (AMT)
5 .000 01/01/42 4,143,834
1,830,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Second Lien Series 2025D
5 .500 07/01/50 1,964,978
5,000 (f) Kalamazoo Hospital Finance Authority, Michigan, Hospital
Revenue Bonds, Bronson Healthcare Group, Inc., Refunding
Series 2016, (ETM)
5 .000 05/15/26 5,004
3,975,000 (f) Michigan Finance Authority, Hospital Revenue Bonds, Sparrow
Obligated Group, Refunding Series 2022A, (Pre-refunded
11/15/32)
5 .000 11/15/35 4,484,831
1,100,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/44 1,181,140
370,000 (b) Michigan Finance AuthorIty, Public School Academy Limited
Obligation Revenue Bonds, Voyageur Academy Project,
Refunding Series 2017. Private Placement of 2017
5 .900 07/15/46 293,662
1,000,000 Michigan Mathematics & Science Initiative, Michigan, Public
School Academy Revenue Bonds, Series 2021
4 .000 01/01/51 781,458
11,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
I-75 Improvement Project, Series 2018, (AMT)
5 .000 12/31/43 11,093,420
655,000 Northern Michigan University, General Revenue Bonds, Series
2025A
5 .250 06/01/44 711,680
850,000 Northern Michigan University, General Revenue Bonds, Series
2025A
5 .250 06/01/45 915,548
1,000,000 Northwest Regional Airport Authority, Grand Traverse and
Leelanau Counties, Michigan, Airport Revenue Bonds, General
Obligation Bonds, Cherry Capital Airport, Limited Tax Series
2026, (AMT)
5 .250 01/01/51 1,039,440
1,125,000 Northwest Regional Airport Authority, Grand Traverse and
Leelanau Counties, Michigan, Airport Revenue Bonds, General
Obligation Bonds, Cherry Capital Airport, Limited Tax Series
2026, (AMT)
5 .250 01/01/56 1,157,377

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 6,525,000 (d) Okemos Public School District, Ingham County, Michigan,
General Obligation Bonds, School Building & Site Series 2026-
III, (UB)
5 .000% 11/01/55 $ 6,727,317
5,000,000 (d) Troy School District, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Refunding Series
2026, (UB)
5 .000 05/01/55 5,171,239
715,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2025A
5 .500 12/01/50 770,895
TOTAL MICHIGAN 53,727,988
MINNESOTA - 1.8%
2,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
4 .250 02/15/48 1,800,811
11,415,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .250 02/15/58 11,442,575
4,580,000 Forest Lake, Minnesota Charter School Lease Revenue Bonds,
North Lakes Academy, Refunding Series 2021A
5 .000 07/01/41 4,296,826
940,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2022M
5 .100 07/01/42 998,852
8,965,000 (d) Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2025A, (UB)
4 .375 11/15/53 8,794,930
750,000 St. Paul Housing and Redevelopment Authority, Minnesota,
Charter School Revenue Bonds, Higher Ground Academy
Charter School, Series 2023
5 .500 12/01/38 777,971
TOTAL MINNESOTA 28,111,965
MISSISSIPPI - 0.5%
2,725,000 (a),(b) Mississippi Business Finance Corporation, Solid Waste
Disposal Revenue Bonds, Waste Pro USA, Inc. Project, Series
2025A, (AMT), (Mandatory Put 8/02/27)
4 .375 02/01/48 2,738,636
100,000 Mississippi Development Bank, Special Obligation Bonds,
Lamar County School District Series 2025
5 .250 06/01/44 109,211
1,145,000 Mississippi Development Bank, Special Obligation Bonds,
Lamar County School District Series 2025
5 .000 06/01/50 1,182,355
3,500,000 Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/41 3,505,536
TOTAL MISSISSIPPI 7,535,738
MISSOURI - 1.9%
3,425,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare
System, Series 2017
5 .000 10/01/42 3,341,449
1,900,000 Jefferson City School District, Missouri, General Obligation
Bonds, Series 2025
5 .500 03/01/45 2,068,973
1,525,000 (b) Kansas City Industrial Development Authority, Missouri,
Economic Activity Tax Revenue Bonds, Historic Northeast
Redevelopment Plan Series 2024A-1
5 .000 06/01/54 1,495,829
2,435,000 (b) Lee's Summit, Missouri, Special Obligation Tax Increment
and Special District Improvement Bonds, Summit Fair Project,
Refunding Series 2017
4 .875 11/01/37 2,362,315
4,000,000 Missouri Development Finance Board, Revenue Bonds, Zoo
Projects, Series 2022
5 .500 05/01/42 4,367,841
1,850,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Marshall Energy Center Project, Series
2025
5 .000 01/01/46 1,947,181
10,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2024A - AGM Insured
5 .250 07/01/54 10,439,098
245,000 Saint Louis, Missouri, Tax Increment Financing Revenue Notes,
Marquette Building Redevelopment Project, Series 2008-A
6 .500 01/23/28 85,750
510,000 (b) Taney County Industrial Development Authority, Missouri, Sales
Tax Revenue Improvement Bonds, Big Cedar Infrastructure
Project Series 2023
6 .000 10/01/49 511,120

Portfolio of Investments April 30, 2026
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 2,085,000 Universal City Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special District Markets at
Olive Project Series 2023A
4 .875% 06/15/36 $ 2,139,578
TOTAL MISSOURI 28,759,134
MONTANA - 0.5%
2,250,000 (c) Montana Facility Finance Authority, Montana, Health Facilities
Revenue Bonds, Bozeman Deaconess Health Services
Obligated Group, Series 2026A
5 .250 06/01/50 2,342,489
2,500,000 (c) Montana Facility Finance Authority, Montana, Health Facilities
Revenue Bonds, Bozeman Deaconess Health Services
Obligated Group, Series 2026A
5 .250 06/01/53 2,588,368
1,025,000 Montana Facility Finance Authority, Revenue Bonds, Benefis
Health System Obligated Group, Series 2025A
5 .500 02/15/50 1,081,301
1,625,000 Montana Facility Finance Authority, Revenue Bonds, Benefis
Health System Obligated Group, Series 2025A
5 .500 02/15/55 1,694,154
TOTAL MONTANA 7,706,312
NEBRASKA - 1.3%
2,000,000 Douglas County Nebraska, Sanitary and Improvement, District
Number 608, General Obligation Bonds, North Streams, Series
2022
6 .000 12/15/37 1,946,924
1,750,000 Douglas County Sanitary and Improvement District 608 North
Streams, Nebraska, General Obligation Bonds, Series 2022
5 .750 12/15/37 1,667,938
1,045,000 Douglas County Sanitary and Improvement District 608 North
Streams, Nebraska, General Obligation Bonds, Series 2023
7 .000 10/15/38 1,057,264
2,500,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2023G
5 .150 09/01/43 2,631,721
3,000,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024A
4 .500 09/01/44 2,989,136
5,000,000 (c) Nebraska Public Power District, General Revenue Bonds, Series
2026A
5 .250 01/01/55 5,272,024
3,000,000 Omaha Airport Authority, Nebraska, Airport Facilities Revenue
Bonds, Series 2024, (AMT)
5 .250 12/15/49 3,130,277
1,350,000 Omaha Airport Authority, Nebraska, Airport Facilities Revenue
Bonds, Series 2024, (AMT)
5 .250 12/15/54 1,396,452
TOTAL NEBRASKA 20,091,736
NEVADA - 1.7%
3,000,000 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe
Regional Healthcare Project, Series 2017A
5 .000 09/01/42 3,016,947
12,335,000 Clark County Water Reclamation District, Nevada, General
Obligation Water Bonds, Limited Tax Series 2023
5 .000 07/01/47 12,928,818
755,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-22 Rainbow Canyon Phase II, Series
2023
5 .000 03/01/38 780,813
595,000 Las Vegas Special Improvement District 613, Nevada, Local
Improvement Bonds, Sunstone Phases III and IV Series 2024
5 .500 12/01/53 603,840
325,000 Las Vegas Special Improvement District 819, Nevada, Local
Improvement Bonds, Summerlin Village 30A Series 2025
5 .250 06/01/45 335,925
1,000,000 Las Vegas, Nevada, Local Improvement Revenue Bonds,
Special Improvement District 818 Summerlin Village 27, Series
2024
5 .000 12/01/39 1,047,975
935,000 Las Vegas, Nevada, Local Improvement Revenue Bonds,
Special Improvement District 818 Summerlin Village 27, Series
2024
5 .000 12/01/44 955,331
2,570,000 Reno-Tahoe Airport Authority, Nevada, Airport Revenue Bonds,
Series 2024B
5 .000 07/01/49 2,629,930
4,450,000 Tahoe-Douglas Visitors Authority, Nevada, Stateline Revenue
Bonds, Series 2020
5 .000 07/01/51 4,410,961
TOTAL NEVADA 26,710,540

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE - 1.3%
$ 15,000,000 National Finance Authority, New Hampshire, Revenue Bonds,
Winston-Salem Sustainable Energy Partners Series 2025A
5 .500% 06/01/50 $ 15,708,567
368,000 (b) National Finance Authority, New Hampshire, Special Revenue
Bonds, Wildflower Project, Denton County, Texas, Capital
Appreciation Series 2025
0 .000 12/15/33 233,090
4,055,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2017
5 .000 10/01/42 4,098,625
TOTAL NEW HAMPSHIRE 20,040,282
NEW JERSEY - 2.6%
100,000 Jersey City Municipal Utilities Authority, Hudson County, New
Jersey, Sewer Revenue Bonds, Series 2025E - BAM Insured
5 .750 10/15/48 111,916
5,300,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A
5 .000 11/01/37 5,778,555
3,500,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/37 3,546,852
2,235,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/47 2,236,706
1,000,000 (c) New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Refunding
Series 2026A
5 .250 07/01/38 1,184,796
2,000,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018B, (AMT)
3 .800 10/01/32 1,999,974
1,700,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC
5 .250 06/15/36 1,900,066
7,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2008A
0 .000 12/15/37 4,582,626
7,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024A
5 .250 06/15/39 7,895,941
3,735,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2025A
5 .250 01/01/50 4,021,130
4,325,000 South Jersey Port Corporation, New Jersey, Marine Terminal
Revenue Bonds, Subordinate Series 2017B, (AMT)
5 .000 01/01/42 4,372,825
3,000,000 South Jersey Port Corporation, New Jersey, Marine Terminal
Revenue Bonds, Subordinate Series 2017B, (AMT)
5 .000 01/01/48 3,005,702
TOTAL NEW JERSEY 40,637,089
NEW MEXICO - 0.1%
1,970,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2023D
5 .150 09/01/43 2,088,031
TOTAL NEW MEXICO 2,088,031
NEW YORK - 6.2%
1,095,000 Albany Capital Resource Corporation, New York, Revenue
Bonds, Albany Medical Center Hospital Series 2025A
5 .250 05/01/43 1,212,864
935,000 Albany Capital Resource Corporation, New York, Revenue
Bonds, Albany Medical Center Hospital Series 2025A
5 .250 05/01/44 1,027,139
400,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Global Community Charter School Project, Series
2022A
4 .000 06/15/32 380,929
1,000,000 Build NYC Resource Corporation, New York, Airport Facilities
Revenue Bonds. TrIPs Obligated Group, Senior Series 2025,
(AMT)
5 .500 07/01/44 1,079,159
1,000,000 Build NYC Resource Corporation, New York, Airport Facilities
Revenue Bonds. TrIPs Obligated Group, Senior Series 2025,
(AMT)
5 .500 07/01/45 1,069,844
1,020,000 Build NYC Resource Corporation, New York, Airport Facilities
Revenue Bonds. TrIPs Obligated Group, Senior Series 2025,
(AMT)
5 .500 07/01/50 1,058,060
725,000 Dormitory Authority of the State of New York, Revenue Bonds,
Catholic Health System Obligated Group Series 2019A
5 .000 07/01/32 726,399
525,000 Dormitory Authority of the State of New York, Revenue Bonds,
Catholic Health System Obligated Group Series 2019A
5 .000 07/01/34 523,544

Portfolio of Investments April 30, 2026
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 800,000 Dormitory Authority of the State of New York, Revenue Bonds,
Catholic Health System Obligated Group Series 2019A
5 .000% 07/01/41 $ 764,774
6,610,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2024A
5 .250 03/15/49 6,999,381
1,975,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Rochester General Hospital Project,
Series 2017
5 .000 12/01/46 1,955,384
2,011,369 Nassau County Tobacco Settlement Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Refunding Series
2006A-2
5 .250 06/01/26 1,864,992
4,500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2023D-1
5 .500 11/01/45 4,875,373
4,035,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024A-1
5 .000 05/01/44 4,307,528
4,250,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 4,253,391
500,000 (f) New York State Environmental Facilities Corporation, State
Clean Water and Drinking Water Revolving Funds Revenue
Bonds, Pooled Loan Issue, Series 2005B, (ETM)
5 .500 10/15/27 519,178
5,000,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 4,982,038
1,785,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .250 06/30/43 1,864,455
2,600,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - BAM
Insured, (AMT)
5 .500 06/30/54 2,690,249
10,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
6 .000 06/30/50 10,692,630
1,980,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT)
5 .500 06/30/44 2,088,053
5,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/34 5,384,951
1,660,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/42 1,722,798
13,500,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5 .000 10/01/40 13,859,586
4,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eighteen Series 2019, (AMT)
5 .000 11/01/44 4,125,642
11,505,000 Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax Series 2023A
5 .500 05/15/63 12,098,627
1,360,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023 - AGM Insured
5 .750 11/01/48 1,466,392
1,250,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023
6 .250 11/01/52 1,295,395
915,000 Yonkers Industrial Development Agency, New York, School
Facility Revenue Bonds, New Community School Project Series
2022
5 .250 05/01/51 955,820
TOTAL NEW YORK 95,844,575

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA - 2.0%
$ 4,310,000 Charlotte, North Carolina, General Obligation Bonds,
Refunding Series 2025B
5 .000% 07/01/38 $ 4,935,918
1,500,000 (c),(d) Durham, North Carolina, Utility System Revenue Bonds,
Refunding Series 2026, (UB)
5 .000 08/01/48 1,604,214
1,000,000 (c),(d) Durham, North Carolina, Utility System Revenue Bonds,
Refunding Series 2026, (UB)
5 .000 08/01/49 1,065,736
6,500,000 (c),(d) Durham, North Carolina, Utility System Revenue Bonds,
Refunding Series 2026, (UB)
5 .000 08/01/55 6,818,546
1,300,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds Series 2022A - AGM Insured,
(AMT)
5 .250 07/01/39 1,402,756
430,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds Series 2023 - AGM Insured,
(AMT)
5 .250 07/01/41 464,820
1,090,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds Series 2023 - AGM Insured,
(AMT)
5 .250 07/01/42 1,171,810
620,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds Series 2023 - AGM Insured,
(AMT)
5 .250 07/01/43 662,870
1,130,000 Nash Health Care Systems, North Carolina, Health Care
Facilities Revenue Bonds, Series 2025
5 .500 02/01/43 1,243,097
995,000 Nash Health Care Systems, North Carolina, Health Care
Facilities Revenue Bonds, Series 2025
5 .500 02/01/44 1,085,893
1,300,000 Nash Health Care Systems, North Carolina, Health Care
Facilities Revenue Bonds, Series 2025
5 .000 02/01/45 1,355,251
1,000,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, United Methodist Retirement
Homes, Series 2025A
5 .000 10/01/50 1,004,940
1,095,000 North Carolina Medical Care Commission, Retirement Facility
First Mortgage Revenue Bonds, Everyage, Series 2024B
5 .000 09/01/49 1,101,046
25,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2019
5 .000 01/01/49 25,305
7,540,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2024A - AGM Insured
5 .000 01/01/58 7,668,078
TOTAL NORTH CAROLINA 31,610,280
NORTH DAKOTA - 0.3%
5,000,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2024C
4 .650 07/01/44 5,058,828
TOTAL NORTH DAKOTA 5,058,828
OHIO - 3.5%
2,000,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A,
(AMT)
5 .250 01/01/42 2,152,220
3,700,000 (b) Columbus-Franklin County Finance Authority, Ohio, Revenue
Bonds, Bridge Park G Block Project, Public Infrastructure Series
2022
5 .000 12/01/53 3,687,893
4,000,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica
Healthcare Obligated Group, Series 2018A
5 .250 11/15/48 3,974,268
1,000,000 Dayton, Ohio, Water System Revenue Bonds, Series 2022 5 .500 12/01/42 1,075,358
10,000,000 (d) Franklin County, Ohio, Hospital Revenue Bonds, Nationwide
Children's Hospital Project, Refunding & Improvement Series
2025A, (UB)
5 .250 11/01/55 10,425,729
9,615,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2020
5 .000 09/15/50 9,290,089

Portfolio of Investments April 30, 2026
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 4,000,000 (d) JobsOhio Beverage System, Ohio, Statewide Liquor Profits
Revenue Bonds, Refunding Senior Lien & New Money, Series
2025A, (UB)
5 .000% 01/01/48 $ 4,209,930
1,165,000 (d) JobsOhio Beverage System, Ohio, Statewide Liquor Profits
Revenue Bonds, Refunding Senior Lien & New Money, Series
2025A, (UB)
5 .000 01/01/50 1,217,915
1,055,000 (d) JobsOhio Beverage System, Ohio, Statewide Liquor Profits
Revenue Bonds, Refunding Senior Lien & New Money, Series
2025A, (UB)
5 .000 01/01/53 1,095,673
400,000 Montgomery County, Ohio, Health Care Facilities Revenue
Bonds, Solvita Project Refunding and Improvement Series 2024
5 .250 09/01/54 400,558
145,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000 02/15/27 145,283
2,000,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000 02/15/44 1,999,932
1,150,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Generation Corporation
Project, Refunding Series 2009D
3 .375 08/01/29 1,133,404
1,100,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University
2025 Project, Series 2025
5 .500 10/01/50 1,081,543
2,250,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University
2025 Project, Series 2025
5 .500 10/01/57 2,180,535
250,000 (b) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6 .000 01/01/45 254,729
1,730,000 Ohio State, Hospital Revenue Bonds, Children's Hospital
Medical Center of Akron, Series 2024A
5 .250 08/15/48 1,842,000
1,700,000 Summit County Development Finance Authority, Ohio, Parking
System Revenue Bonds, University of Akron Parking Project
Series 2023
5 .500 12/01/43 1,832,868
1,000,000 Summit County Development Finance Authority, Ohio, Parking
System Revenue Bonds, University of Akron Parking Project
Series 2023
5 .625 12/01/48 1,051,584
5,000,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6 .375 12/01/37 5,359,600
TOTAL OHIO 54,411,111
OKLAHOMA - 0.9%
1,925,000 Clinton Public Works Authority,  Oklahoma, Educational
Facilities, Lease Revenue Bonds, Series 2022
5 .000 10/01/35 2,057,522
750,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5 .500 08/15/37 781,395
10,000,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/35 11,277,366
TOTAL OKLAHOMA 14,116,283
OREGON - 1.4%
1,625,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/41 1,710,283
1,635,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/42 1,706,462
1,375,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/43 1,424,921
1,355,000 Deschutes and Jefferson Counties School District 2J Redmond,
Oregon, General Obligation Bonds, Series 2025
5 .000 06/15/44 1,462,108
915,000 Deschutes and Jefferson Counties School District 2J Redmond,
Oregon, General Obligation Bonds, Series 2025
5 .000 06/15/45 979,381
2,500,000 Medford Hospital Facilities Authority, Oregon, Hospital
Revenue Bonds, Asante Health System, Refunding Series
2020A
5 .000 08/15/45 2,577,255

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON (continued)
$ 525,000 Oregon Coast Community College District, Lincoln County,
Oregon, General Obligation Bonds, Convertible Deferred
Interest Series 2024
5 .000% 06/15/43 $ 573,615
1,600,000 (b) Oregon Facilities Authority Charter School Revenue Bonds,
Oregon, Portland Village School Project, Series 2024
6 .500 12/15/44 1,573,820
1,300,000 (b) Oregon Facilities Authority Charter School Revenue Bonds,
Oregon, Portland Village School Project, Series 2024
6 .750 12/15/54 1,224,076
540,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2017G,
(AMT)
3 .450 01/01/33 532,923
4,500,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2025A
5 .050 07/01/50 4,582,691
2,000,000 Oregon State, General Obligation Bonds, Article XI-Q State
Projects, Refunding & New Money Series 2025A
5 .250 05/01/44 2,234,080
500,000 (b) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5 .150 10/01/26 500,080
TOTAL OREGON 21,081,695
PENNSYLVANIA - 3.7%
100,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2018
5 .000 05/01/33 102,592
2,885,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Subordinate Series 2022
5 .250 05/01/42 2,984,959
5,355,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5 .000 05/01/42 5,363,114
4,600,000 Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Refunding
Forward Delivery Series 2022
5 .000 05/01/42 4,797,620
11,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 11,661
147,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000 06/30/39 138,204
73,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
6 .000 06/30/44 54,842
23,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 23,488
2,100,000 Bucks County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Grand View Hospital, Series 2021
5 .000 07/01/40 2,170,149
1,000,000 Cumberland Valley School District, Cumberland County,
Pennsylvania, General Obligation Bonds, Series 2023A - AGM
Insured
5 .000 11/15/44 1,063,302
6,000,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .000 06/30/33 6,498,323
4,500,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .250 06/30/35 4,892,815
7,000,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .250 06/30/53 7,029,579
10,000,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5 .000 06/30/42 10,003,881
3,695,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-1
5 .250 11/01/38 4,087,093
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-143A
4 .800 04/01/35 1,059,632
1,215,000 South Western School District of York County, Pennsylvania,
General Obligation Bonds, Series 2023
5 .250 02/15/50 1,258,019

Portfolio of Investments April 30, 2026
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 5,625,000 Westmoreland County Municipal Authority, Pennsylvania,
Municipal Service Revenue Bonds, Series 2025
5 .000% 08/15/47 $ 5,913,720
TOTAL PENNSYLVANIA 57,452,993
RHODE ISLAND - 0.3%
4,000,000 Rhode Island Infrastructure Bank, State Revolving Fund
Revenue Bonds, Master Trust Green Series 2025A
5 .250 10/01/50 4,286,171
TOTAL RHODE ISLAND 4,286,171
SOUTH CAROLINA - 1.8%
3,000,000 South Carolina Housing Finance and Development Authority,
Multifamily Housing Revenue Bonds, Edgewood Place
Apartments Series 2023A
4 .800 07/01/45 3,071,885
5,000,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/45 5,445,412
4,000,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/46 4,326,081
3,265,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/50 3,460,622
250,000 South Carolina Jobs-Economic Development Authority,
Healthcare Revenue Bonds, Beaufort Memorial Hospital &
South of Broad Healthcare Project, Series 2024
5 .250 11/15/39 261,447
750,000 (b) South Carolina Jobs-Economic Development Authority,
Revenue Bonds, Wesley Commons Project, Series 2025A
5 .500 10/01/45 766,243
2,000,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Improvement Series 2025A
5 .000 12/01/55 2,045,425
7,380,000 South Carolina State Ports Authority, Revenue Bonds, Series
2019A
5 .000 07/01/44 7,599,597
870,000 South Island Public Service District, South Carolina, Waterworks
and Sewer System Revenue Bonds, Improvement Series 2022
5 .250 04/01/42 944,280
TOTAL SOUTH CAROLINA 27,920,992
SOUTH DAKOTA - 0.0%
500,000 (f) Sioux Falls School District 49-5, Minnehaha and Lincoln
Counties, South Dakota, General Obligation Bonds, Series
2018A, (Pre-refunded 8/17/26)
4 .000 08/01/34 501,802
TOTAL SOUTH DAKOTA 501,802
TENNESSEE - 0.4%
2,050,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-2
5 .000 08/01/49 2,067,958
665,000 Knox County Health, Educational, and Housing Facilities
Board, Revenue Bonds, Provident Group - UTK Properties
LLC - University of Tennessee Project, Student Housing Series
2024A-1 - BAM Insured
5 .000 07/01/44 700,176
1,300,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022A, (AMT)
5 .500 07/01/37 1,441,395
2,160,000 Tennessee State School Bond Authority, Higher Educational
Facilities Second Program Bonds, Series 2022A
5 .000 11/01/47 2,267,304
TOTAL TENNESSEE 6,476,833
TEXAS - 9.5%
685,000 (b) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2022A
6 .000 02/15/42 679,407
645,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education, Series 2016A
5 .000 12/01/51 623,657
3,000,000 Austin Independent School District, Travis County, Texas,
General Obligation Bonds, School Building Series 2024
5 .250 08/01/49 3,214,547
4,250,000 (d) Austin, Texas, Water and Wastewater System Revenue Bonds,
Refunding & Improvement Series 2026, (UB)
5 .000 11/15/48 4,487,407
4,105,000 (d) Austin, Texas, Water and Wastewater System Revenue Bonds,
Refunding & Improvement Series 2026, (UB)
5 .000 11/15/51 4,281,328

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 560,000 (b) Austin, Travis, Williamson and Hays Counties, Texas,
Special Assessment Revenue Bonds, Whisper Valley Public
Improvement District Improvement Area 3, Series 2024
5 .000% 11/01/44 $ 562,504
1,500,000 Carrollton-Farmers Branch Independent School District, Dallas
County, Texas, General Obligation Bonds, School Building
Series 2025
5 .250 02/15/55 1,581,132
550,000 (b) City of Midlothian, Texas, Westside Preserve Public
Improvement District Improvement Area #1 Project Special
Assessment Revenue Bonds Series 2022
5 .250 09/15/42 561,980
5,000,000 (d) Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026,
(UB)
4 .500 02/15/51 5,022,066
1,500,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding & Improvement Series 2025A-1, (AMT)
5 .250 11/01/39 1,654,163
276,000 (f) Decatur Hospital Authority, Texas, Revenue Bonds, Wise
Regional Health System, Series 2021C, (Pre-refunded 9/01/31)
4 .000 09/01/44 290,848
750,000 (b) Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Improvement Area 1
Project, Senior Lien Series 2024A
5 .250 12/31/44 761,789
1,350,000 Dripping Springs Independent School District, Hays County,
Texas, General Obligation Bonds, School Building Series 2025
5 .250 02/15/55 1,423,019
2,500,000 Fort Bend County, Texas, Toll Road Revenue Bonds, Senior Lien
Series 2025
5 .250 03/01/50 2,633,954
3,500,000 Fort Bend County, Texas, Toll Road Revenue Bonds, Senior Lien
Series 2025
5 .250 03/01/55 3,662,882
1,000,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise
Counties, Texas, Special Tax Revenue Bonds, Multipurpose
Arena Venue Project, Refunding Series 2025
5 .500 03/01/42 1,107,346
750,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise
Counties, Texas, Special Tax Revenue Bonds, Multipurpose
Arena Venue Project, Refunding Series 2025
5 .500 03/01/43 824,405
650,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2024A, (AMT)
5 .500 08/01/40 700,263
600,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2024A, (AMT)
5 .500 08/01/41 642,812
2,500,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, School Building Series 2024
4 .500 02/15/49 2,513,601
1,230,000 Hackberry, Texas, Combination Special Assessment and
Contract Revenue Road and Utility Bonds, Hidden Cove
Improvement District 2, Series 2017
4 .500 09/01/32 1,234,285
5,000,000 Harris County Hospital District, Texas, General Obligation
Bonds, Limited Tax Series 2025
5 .250 02/15/50 5,308,413
2,340,000 Highland Park Independent School District, Potter County,
Texas, General Obligation Bonds, School Building Series 2023
5 .250 02/15/42 2,569,972
5,000,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .250 07/01/41 5,414,619
2,475,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/35 2,677,351
8,000,000 (d) Houston, Texas, Combined Utility System Revenue Bonds,
Combined First Lien Refunding Series 2024A, (UB)
5 .250 11/15/49 8,593,762
2,690,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding First Lien Series 2026C
5 .250 09/01/51 2,846,607
6,000,000 Kerrville Public Utility Board Public Facility Corporation, Texas,
Power Supply Revenue Bonds, Series 2025A - BAM Insured
5 .250 04/15/46 6,372,915
250,000 (b) Lavon, Texas, Special Assessment Revenue Bonds, Lavon Trails
Public Improvement District Project, Series 2025
6 .000 09/15/54 257,896
2,145,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation
Project, Refunding & Improvement Series 2026
5 .250 05/15/56 2,245,804
1,500,000 Memorial City Redevelopment Authority, Texas, Tax Increment
Contract Revenue Bonds, Series 2025
5 .000 09/01/45 1,574,280

Portfolio of Investments April 30, 2026
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,300,000 (b) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625% 10/01/31 $ 1,303,207
150,000 (a) Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2025, (AMT),
(Mandatory Put 6/01/30)
5 .000 12/01/64 156,270
750,000 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/30 739,515
1,500,000 North East Regional Mobility Authority, Texas, Revenue Bonds,
Refunding Senior Lien Series 2025A
5 .250 01/01/45 1,597,815
915,000 North East Regional Mobility Authority, Texas, Revenue Bonds,
Refunding Senior Lien Series 2025A
5 .250 01/01/46 968,590
6,595,000 (d) Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School
Building Series 2025, (UB)
5 .250 02/15/55 6,932,154
800,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .000 02/01/29 800,172
2,185,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2022D
5 .500 11/15/47 2,329,935
3,850,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Buckner Senior Living Ventana Project, Series 2017A
6 .625 11/15/37 3,902,835
6,000,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2016A
5 .000 02/15/47 6,015,556
5,000,000 (d) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2025A, (UB)
5 .000 11/15/49 5,179,282
2,250,000 Tarrant County Hospital District, Texas, General Obligation
Bonds, Limited Tax Series 2023
5 .250 08/15/40 2,455,684
5,000,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2022B
5 .250 09/01/52 5,104,327
4,905,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2022B
6 .000 03/01/53 5,351,201
2,700,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .250 12/31/36 2,849,395
2,450,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/32 2,493,812
7,000,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000 06/30/58 6,941,708
2,000,000 Texas State Technical College System, Financing System
Revenue Bonds, Improvement Series 2022A - AGM Insured
6 .000 08/01/54 2,169,860
10,000,000 (d) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2025, (UB)
4 .750 10/15/55 10,022,822
1,500,000 (d) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2025, (UB)
4 .800 10/15/56 1,507,645
400,000 (b) Town of Lakewood Village, Texas, Lakewood Village Public
Improvement District Improvement District No. 1 Project
Special Assessment Revenue Bonds Series 2022
5 .250 09/15/42 411,140
2,125,000 Upper Trinity Regional Water District, Texas, Regional Treated
Water Supply System Revenue Bonds, Refunding Series 2025 -
BAM Insured
5 .500 08/01/50 2,266,967
TOTAL TEXAS 147,824,906

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH - 4.0%
$ 1,500,000 (b) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
4 .000% 03/01/51 $ 1,234,247
265,000 (b) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment
Area 1, Series 2024
5 .625 12/01/53 269,667
2,000,000 Downtown Revitalization Public Infrastructure District, Utah,
Sales Tax Revenue Bonds, Seg Redevelopment Project, First
Lien Series 2025A
5 .500 06/01/50 2,172,520
1,000,000 Downtown Revitalization Public Infrastructure District, Utah,
Sales Tax Revenue Bonds, Seg Redevelopment Project, First
Lien Series 2025A
5 .500 06/01/55 1,071,490
1,400,000 Downtown Revitalization Public Infrastructure District, Utah,
Sales Tax Revenue Bonds, SEG Redevelopment Project, Second
Lien Series 2025B
5 .250 06/01/44 1,541,226
250,000 Downtown Revitalization Public Infrastructure District, Utah,
Sales Tax Revenue Bonds, SEG Redevelopment Project, Second
Lien Series 2025B
5 .250 06/01/45 272,628
1,000,000 Downtown Revitalization Public Infrastructure District, Utah,
Sales Tax Revenue Bonds, SEG Redevelopment Project, Second
Lien Series 2025B
5 .500 06/01/50 1,086,260
650,000 (b) Downtown Revitalization Public Infrastructure District, Utah,
Sales Tax Revenue Bonds, SEG Redevelopment Project,
Subordinate Lien Series 2025C
5 .000 07/15/35 652,742
322,509 (b) Firefly Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2024A-1
5 .625 12/01/43 331,059
2,570,000 (b) GLH Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2025
6 .875 03/01/55 2,726,812
2,450,000 Herber Light and Power Company, Utah, Electric Revenue
Bonds, Series 2023 - BAM Insured
5 .000 12/15/47 2,527,786
2,060,000 (b) High Star Ranch Infrastructure Financing District, Utah, Special
Assessment Bonds, High Star Ranch Assessment Area, Series
2026
6 .250 12/01/55 2,072,825
1,275,000 (b) Jordanelle Ridge Public Infrastructure District 2, Utah, General
Obligation Bonds, Limited Tax Series 2023A
7 .750 03/01/54 1,331,612
4,490,000 Lehi Local Building Authority, Utah, Lease Revenue Bonds,
Series 2022
5 .250 06/15/47 4,711,741
4,060,000 Lehi Local Building Authority, Utah, Lease Revenue Bonds,
Series 2022
5 .500 06/15/49 4,302,061
450,000 Lehi, Utah, Franchise and Sales Tax Revenue Bonds, Broadband
Project, Series 2025 - BAM Insured
5 .250 02/01/49 471,491
1,750,000 Lehi, Utah, Franchise and Sales Tax Revenue Bonds, Broadband
Project, Series 2025 - BAM Insured
5 .250 02/01/55 1,820,238
1,955,000 (b) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited
Tax and Tax Allocation Revenue Bonds, Series 2021
4 .500 06/01/51 1,690,902
1,250,000 (b) MIDA Mountain Village Public Infrastructure District, Utah, Tax
Allocation Revenue Bonds, Series 2025-1
5 .500 06/01/50 1,265,961
3,000,000 Military Installation Development Authority, Utah, Tax
Allocation Revenue Bonds Series 2021A-2
4 .000 06/01/52 2,500,121
4,800,000 (b) Nordic Village Public Infrastructure District 1, Weber County,
Utah, Limited Tax General Obligation and Special Revenue
Bonds, Series 2025
6 .500 03/01/55 4,957,328
750,000 (b) Northwest Quadrant Public Infrastructure District, Utah, Limited
Tax General Obligation Bonds, Series 2025A
6 .125 03/01/56 757,500
1,375,000 Ogden City Municipal Building Authority, Utah, Lease Revenue
Bonds, Series 2023A
5 .000 01/15/48 1,412,742
1,408,572 Peaks Public Infrastructure District, Morgan County, Utah,
Special Assessment Revenue Bonds, Series 2024
5 .250 12/01/53 1,356,538
1,000,000 (b) Ridges Estates Infrastructure Financing District, Utah, Special
Assessment Bonds, Alpine Hollow Assessment Area, Series
2025
6 .250 12/01/53 1,033,599
1,715,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .250 07/01/43 1,841,284

Portfolio of Investments April 30, 2026
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 1,925,000 (b) Sawmill Infrastructure Financing District, Utah, Special
Assessment Bonds, Sawmill Assessment Area, Series 2025
6 .000% 12/01/54 $ 1,997,321
850,000 (b) Soleil Hills Public Infrastructure District No. 1, Utah, Limited Tax
General Obligation and Special Revenue Bonds, Series 2025A
5 .875 03/01/55 852,962
1,190,000 Utah Telecommunication Open Infrastructure Agency, Utah,
Revenue Bonds, Refunding Sales Tax and Telecommunication
Series 2022
5 .500 06/01/40 1,321,807
1,000,000 (b) Ventana Resort Village Public Infrastructure District, Utah,
General Obligation Bonds, Limited Tax Series 2024
5 .500 03/01/54 994,809
2,220,000 (b) Verk Industrial Regional Public Infrastructure District, Utah, Tax
Differential Revenue Bonds, Series 2025
6 .625 09/01/47 2,359,088
8,820,000 Wasatch County School District Local Building Authority, Utah,
Lease Revenue Bonds, Board of Education Series 2022
5 .500 06/01/47 9,444,675
TOTAL UTAH 62,383,042
VIRGIN ISLANDS - 0.7%
4,000,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchman's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
5 .000 02/01/38 3,944,253
3,700,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchman's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
5 .750 02/01/45 3,712,646
3,500,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchman's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6 .000 12/01/55 3,480,826
TOTAL VIRGIN ISLANDS 11,137,725
VIRGINIA - 3.2%
13,200,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016
5 .000 07/01/46 13,200,888
415,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .750 12/01/53 451,075
350,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .875 12/01/58 381,279
1,400,000 (b) Powhatan County Economic Development Authority, Virginia,
Grant Revenue Bonds, Chesterfield Hotel Project, Senior Series
2025A
6 .125 09/01/60 1,392,453
2,200,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023A
6 .500 09/01/43 2,427,299
310,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-5
4 .500 07/01/45 307,351
5,210,000 Virginia Public School Authority, School Financing Bonds, 1997
Resolution, Refunding Series 2016A
2 .000 08/01/27 5,119,362
1,000,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Mary Washington Healthcare, Refunding
Series 2025A-1
5 .000 06/15/43 1,066,361
13,440,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/49 13,160,508
500,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 01/01/38 522,985
300,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 06/30/38 315,194
5,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/47 5,041,229
1,300,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/32 1,319,958

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 4,000,000 Virginia Small Business Financing Authority, Virginia,
Residential Care Facility Revenue Bonds, Lifespire, Refunding
Series 2024A
5 .500% 12/01/54 $ 4,138,854
TOTAL VIRGINIA 48,844,796
WASHINGTON - 3.4%
1,000,000 Camas, Washington, Water and Sewer Revenue Bonds,
Refunding Series 2025
5 .250 12/01/55 1,046,302
2,500,000 Grant County Public Hospital District 2, Washington, General
Obligation Bonds, Quincy Valley Medical Center, Series 2023
5 .000 12/01/38 2,578,896
5,000,000 Jefferson County Public Hospital District 2, Washington,
Hospital Revenue Bonds, Refunding Series 2023A
6 .875 12/01/53 5,166,946
5,500,000 (d) King County Public Hospital District 2, Washington, General
Obligation Bonds, Evergreen Healthcare, Limited Tax Series
2026, (UB)
5 .500 12/01/54 5,847,150
1,930,000 King County Public Hospital District 2, Washington, General
Obligation Bonds, EvergreenHealth, Limited Tax Series 2024
5 .000 12/01/42 2,065,971
2,765,000 King County Public Hospital District 2, Washington, General
Obligation Bonds, EvergreenHealth, Limited Tax Series 2024
5 .250 12/01/45 2,942,824
3,335,000 (d) King County Public Hospital District 2, Washington, General
Obligation Bonds, EvergreenHealth, Limited Tax Taxable
Refunding Series 2026, (UB)
5 .500 12/01/50 3,570,783
4,000,000 Kitsap County School District 100C Bremerton, Washington,
General Obligation Bonds, Series 2024
5 .250 12/01/47 4,248,164
1,000,000 Port Vancouver, Washington, General Obligation Bonds,
Limited Tax Series 2025, (AMT)
5 .125 12/01/55 1,022,217
700,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Regional Health, Series 2024
5 .500 12/01/41 750,981
550,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Regional Health, Series 2024
5 .500 12/01/43 583,723
3,855,000 Washington Health Care Facilities Authority, Revenue Bonds,
Central Washington Health Services Association, Refunding
Series 2015
5 .000 07/01/39 3,856,355
5,000,000 (d) Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A, (UB)
5 .250 09/01/50 5,244,059
5,030,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
5 .000 10/01/42 5,031,289
7,000,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5 .000 07/01/58 6,930,711
1,250,000 Whatcom County Public Utility District 1, Washington, General
Obligation Bonds, Limited Tax Series 2025A - BAM Insured,
(AMT)
5 .500 12/01/43 1,353,185
TOTAL WASHINGTON 52,239,556
WEST VIRGINIA - 1.0%
790,000 (a) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2009A, (Mandatory Put
6/01/28)
3 .700 12/01/42 804,814
1,000,000 (a),(b) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 5/15/32)
4 .625 04/15/55 1,023,817
500,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding &
Improvement Series 2018A
5 .000 01/01/29 506,744
600,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding &
Improvement Series 2018A
5 .000 01/01/35 602,041
2,250,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding &
Improvement Series 2018A
5 .000 01/01/43 2,138,747
3,780,000 West Virginia Hospital Finance Authority, Revenue Bonds,
West Virginia University Health System Obligated Group,
Improvement Series 2017A
5 .000 06/01/47 3,803,268

Portfolio of Investments April 30, 2026
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA (continued)
$ 2,000,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System System Obligated Group,
Improvement Series 2025A
5 .250% 06/01/44 $ 2,149,510
1,755,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System System Obligated Group,
Improvement Series 2025A
5 .250 06/01/45 1,865,820
2,000,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System System Obligated Group,
Improvement Series 2025A
5 .500 06/01/50 2,112,530
TOTAL WEST VIRGINIA 15,007,291
WISCONSIN - 3.5%
1,750,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Mountain Island Charter School, North Carolina, Series
2017B
5 .000 07/01/47 1,655,343
3,500,000 Public Finance Authority of Wisconsin, Hospital Revenue
Bonds, Renown Regional Medical Center Project, Refunding
Series 2016A
5 .000 06/01/40 3,502,293
10,000,000 Public Finance Authority of Wisconsin, Hospital Revenue
Bonds, Renown Regional Medical Center Project, Series 2025A
5 .500 06/01/55 10,442,196
1,500,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5 .000 02/01/42 1,544,024
2,000,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5 .000 02/01/52 1,971,062
6,475,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5 .000 02/01/62 6,283,367
1,000,000 Public Finance Authority of Wisconsin, Project Revenue Bonds,
CFP3 - Eastern Michigan University Student Housing Project,
Series 2022A-1 - BAM Insured
5 .250 07/01/36 1,104,796
1,100,000 Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2024A
5 .000 06/15/64 1,004,088
8,315,000 (b) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 8,356,785
5,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 06/30/60 5,127,603
6,105,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Bellin Memorial Hospital Incorporated Series 2022A
5 .500 12/01/52 6,496,729
1,935,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Bellin Memorial Hospital Incorporated Series 2022B
5 .250 12/01/48 2,041,107
1,500,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2017C
5 .000 02/15/47 1,503,541
2,410,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic, Series 2016B
5 .000 02/15/34 2,412,812
TOTAL WISCONSIN 53,445,746
TOTAL MUNICIPAL BONDS
(Cost $1,614,701,850) 1,638,812,181
TOTAL LONG-TERM INVESTMENTS
(Cost $1,614,701,850) 1,638,812,181
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.2%
2555000 MUNICIPAL BONDS - 0 .2% 2555000
COLORADO - 0.1%
1,230,000 (h) Colorado Springs, Colorado, Utilities System Revenue Bonds,
Variable Rate Demand Subordinate Lien Improvement Series
2006B
3 .050 11/01/36 1,230,000
TOTAL COLORADO 1,230,000

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK - 0.1%
$ 1,325,000 (h) Battery Park City Authority, New York, Revenue Bonds,
Adjustable Rate Junior Series 2019D-2
3 .350% 11/01/38 $ 1,325,000
TOTAL NEW YORK 1,325,000
TOTAL MUNICIPAL BONDS
(Cost $2,555,000) 2,555,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,555,000) 2,555,000
TOTAL INVESTMENTS - 105 .9%
(Cost $ 1,617,256,850 ) 1,641,367,181
FLOATING RATE OBLIGATIONS - (8.0)% (124,005,000)
OTHER ASSETS & LIABILITIES, NET -  2.1% 33,286,326
NET ASSETS - 100% $ 1,550,648,507
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse
Trust unless otherwise noted.
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $172,489,899 or 10.5% of Total Investments.
(c) When-issued or delayed delivery security.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(h) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments April 30, 2026
(continued)
Municipal Total Return

Municipal Total Return
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,638,812,181 $ – $ 1,638,812,181
Short-Term Investments:
Municipal Bonds – 2,555,000 – 2,555,000
Total $ – $ 1,641,367,181 $ – $ 1,641,367,181

Portfolio of Investments April 30, 2026
Core Impact Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.5%
ASSET-BACKED SECURITIES - 4.1% –
$ 59,942 (a) GoodLeap Sustainable Home Solutions Trust 2021-3, Series
2021 3CS
2.100% 05/20/48 $ 46,346
106,986 (a) GoodLeap Sustainable Home Solutions Trust 2021-4, Series
2021 4GS
2.360 07/20/48 57,973
111,636 (a) Loanpal Solar Loan 2021-2 Ltd, Series 2021 2GS 2.220 03/20/48 89,780
84,401 (a) Mosaic Solar Loan Trust 2020-2, Series 2020 2A 1.440 08/20/46 71,189
106,781 (a) Mosaic Solar Loan Trust 2021-3, Series 2021 3A 1.920 06/20/52 76,702
250,000 (a) Sabal Issuer 2026-1 LLC, Series 2026 1A 6.000 05/02/61 246,575
206,040 (a) Tesla Auto Lease Trust 2024-B, Series 2024 B 4.820 10/20/27 206,465
16,389 (a) Vivint Solar Financing V LLC, Series 2018 1A 7.370 04/30/48 16,114
185,498 (a) Vivint Solar Financing VII LLC, Series 2020 1A 2.210 07/31/51 172,217
TOTAL ASSET-BACKED SECURITIES
(Cost $1,125,943) 983,361
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
11497399 CORPORATE BONDS - 48.3% (b) 11497399
BANKS - 12.6%
500,000 (a) ABN AMRO Bank NV 2.470 12/13/29 473,604
200,000 (c),(d) African Development Bank 5.750 N/A 195,481
150,000 Asian Infrastructure Investment Bank/The 4.500 01/16/30 152,653
140,000 Asian Infrastructure Investment Bank/The 4.500 05/21/35 141,394
250,000 Credit Agricole Corporate & Investment Bank SA 4.570 08/25/30 246,624
250,000 Inter-American Development Bank 3.802 11/12/30 244,525
500,000 (e) Inter-American Development Bank (SOFR Compounded Index
+ 0.170%)
3.823 09/16/26 500,035
100,000 International Bank for Reconstruction & Development 1.123 03/31/32 98,390
250,000 International Bank for Reconstruction & Development 2.410 11/02/40 247,283
175,000 (a) International Development Association 4.500 02/12/35 176,344
225,000 (a) International Development Association 4.000 06/11/30 224,611
300,000 M&T Bank Corp 4.833 01/16/29 301,188
TOTAL BANKS 3,002,132
CAPITAL GOODS - 1.7%
200,000 Conservation Fund A Nonprofit Corp/The 3.474 12/15/29 190,844
250,000 Johnson Controls International plc / Tyco Fire & Security
Finance SCA
1.750 09/15/30 222,582
TOTAL CAPITAL GOODS 413,426
COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
200,000 (a) Amazon Conservation DAC 6.034 01/16/42 202,460
250,000 Rockefeller Foundation/The 2.492 10/01/50 150,320
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 352,780
CONSUMER SERVICES - 1.7%
250,000 Bush Foundation 2.754 10/01/50 152,241
100,000 Massachusetts Higher Education Assistance Corp 2.673 07/01/31 87,835
200,000 Starbucks Corp 4.450 08/15/49 163,057
TOTAL CONSUMER SERVICES 403,133
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.6%
225,000 (a) Alimentation Couche-Tard Inc 3.625 05/13/51 157,050
250,000 Sysco Corp 2.400 02/15/30 230,283
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 387,333
ENERGY - 1.1%
250,000 Arab Energy Fund /The, Reg S 5.428 05/02/29 255,835
TOTAL ENERGY 255,835
FINANCIAL SERVICES - 8.6%
500,000 CIF Capital Markets Mechanism PLC, Reg S 4.750 01/22/28 505,011
250,000 (a),(f) Equitable Financial Life Global Funding 1.300 07/12/26 248,594
100,000 European Investment Bank 3.750 02/14/33 97,206
250,000 HA Sustainable Infrastructure Capital Inc 6.375 07/01/34 256,030
100,000 (d) HA Sustainable Infrastructure Capital Inc 7.125 11/15/56 100,948

Portfolio of Investments April 30, 2026
(continued)
Core Impact Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES (continued)
$ 125,000 (a) HAT Holdings I LLC / HAT Holdings II LLC 3.750% 09/15/30 $ 115,638
100,000 Kreditanstalt fuer Wiederaufbau 4.375 02/28/34 100,551
45,000 Low Income Investment Fund 3.386 07/01/26 44,856
50,000 NHP Foundation/The 6.000 12/01/33 52,902
263,000 (a) Starwood Property Trust Inc 6.500 10/15/30 270,497
246,972 (a) WLB Asset VI Pte Ltd 7.250 12/21/27 255,446
TOTAL FINANCIAL SERVICES 2,047,679
FOOD, BEVERAGE & TOBACCO - 0.7%
250,000 PepsiCo Inc 2.875 10/15/49 160,896
TOTAL FOOD, BEVERAGE & TOBACCO 160,896
HEALTH CARE EQUIPMENT & SERVICES - 0.6%
250,000 Seattle Children's Hospital 2.719 10/01/50 151,690
TOTAL HEALTH CARE EQUIPMENT & SERVICES 151,690
MATERIALS - 1.5%
350,000 Air Products and Chemicals Inc 4.800 03/03/33 352,964
TOTAL MATERIALS 352,964
MEDIA & ENTERTAINMENT - 2.1%
500,000 Comcast Corp 4.650 02/15/33 494,080
TOTAL MEDIA & ENTERTAINMENT 494,080
TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
250,000 Apple Inc 3.000 06/20/27 247,428
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 247,428
TELECOMMUNICATION SERVICES - 1.8%
250,000 (a) QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC 5.700 04/15/36 243,150
250,000 Verizon Communications Inc 2.850 09/03/41 175,651
TOTAL TELECOMMUNICATION SERVICES 418,801
UTILITIES - 11.8%
250,000 (a) ContourGlobal Power Holdings SA 6.750 02/28/30 253,750
200,000 Duke Energy Progress LLC 4.000 04/01/52 151,054
250,000 MidAmerican Energy Co 3.150 04/15/50 166,213
250,000 Northern States Power Co/MN 2.900 03/01/50 161,273
250,000 Pacific Gas and Electric Co 6.700 04/01/53 260,165
250,000 PG&E Recovery Funding LLC 5.231 06/01/42 249,684
100,000 Public Service Co of Oklahoma 2.200 08/15/31 87,932
100,000 Public Service Electric and Gas Co 5.125 03/15/53 91,275
400,000 (a) RWE Finance US LLC 5.875 04/16/34 413,844
162,092 (a) Solar Star Funding LLC 5.375 06/30/35 162,049
200,000 Southern California Edison Co 3.650 06/01/51 136,075
200,000 Southwestern Electric Power Co 3.250 11/01/51 128,354
150,000 Southwestern Public Service Co 3.150 05/01/50 96,593
178,826 (a) Sweihan PV Power Co PJSC2022 1 3.625 01/31/49 146,220
204,961 (a) Topaz Solar Farms LLC 5.750 09/30/39 204,449
100,000 (a),(c),(d) Vistra Corp 7.000 N/A 100,292
TOTAL UTILITIES 2,809,222
TOTAL CORPORATE BONDS
(Cost $12,189,887) 11,497,399
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1408294 EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS - 5.9% 1408294
CANADA - 3.2%
500,000 Export Development Canada 4.750 06/05/34 513,840
250,000 (a) OMERS Finance Trust 3.500 04/19/32 237,810
TOTAL CANADA 751,650
NETHERLANDS - 1.9%
200,000 (a) Nederlandse Waterschapsbank NV 4.000 06/01/28 200,012
250,000 (a) Nederlandse Waterschapsbank NV 4.500 01/16/30 253,623
TOTAL NETHERLANDS 453,635

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SWEDEN - 0.8%
$ 200,000 (a) Kommuninvest I Sverige AB 4.625% 09/29/28 $ 203,009
TOTAL SWEDEN 203,009
TOTAL EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS
(Cost $1,393,079) 1,408,294
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 19.4% –
563 (e) Banc of America Mortgage 2004-K Trust, Series 2004 K 5.426 12/25/34 564
125,000 (a),(e) BFLD Trust 2020-EYP, Series 2020 EYP, (TSFR1M + 2.214%) 5.869 10/15/35 4,593
200,000 (a),(e) Century Plaza Towers 2019-CPT, Series 2019 CPT 3.097 11/13/39 169,872
3,555 Fannie Mae Pool, FN MA5165 5.500 10/01/53 3,584
779 Fannie Mae Pool, FN MA4805, Series 2022 1 4.500 11/01/52 753
17,608 Fannie Mae Pool, FN MA4785 5.000 10/01/52 17,444
18,915 Fannie Mae Pool, FN MA4733 4.500 09/01/52 18,278
39,826 Fannie Mae Pool, FN MA4732 4.000 09/01/52 37,478
4,875 Fannie Mae Pool, FN MA4709 5.000 07/01/52 4,828
7,547 Fannie Mae Pool, FN MA4579 3.000 04/01/52 6,623
1,443 Fannie Mae Pool, FN FS1535 3.000 04/01/52 1,278
713 Fannie Mae Pool, FN MA4761 5.000 09/01/52 706
3,782 Fannie Mae Pool, FN CB2795 3.000 02/01/52 3,319
3,263 Fannie Mae Pool, FN CA6414 3.000 07/01/50 2,921
1,844 Fannie Mae Pool, FN BU8837 5.000 05/01/52 1,830
1,992 Fannie Mae Pool, FN BT0267 3.000 09/01/51 1,777
8,080 Fannie Mae Pool, FN FS0522 2.500 02/01/52 6,898
5,447 Freddie Mac Gold Pool, FG G08760 3.000 04/01/47 4,888
250,000 Freddie Mac Multiclass Certificates, Series 2020 P003 1.956 09/25/46 194,928
117,786 Freddie Mac Multifamily Structured Pass Through Certificates,
Series 2020 Q014
1.555 01/25/36 97,430
284,840 Ginnie Mae II Pool, G2 MA8347 4.500 10/20/52 276,912
87,301 Ginnie Mae II Pool, G2 MA8428 5.000 11/20/52 87,083
50,643 Ginnie Mae II Pool, G2 MA8487 3.500 12/20/52 46,061
47,846 Ginnie Mae II Pool, G2 MA8488 4.000 12/20/52 45,124
338,174 Ginnie Mae II Pool, G2 MA8489 4.500 12/20/52 328,596
3,843 Ginnie Mae II Pool, G2 MA8646 4.500 02/20/53 3,733
37,315 Ginnie Mae II Pool, G2 MA9488 5.500 02/20/54 37,786
3,069 Ginnie Mae II Pool, G2 MA8648 5.500 02/20/53 3,110
21,842 Ginnie Mae II Pool, G2 MA9101 3.000 08/20/53 19,589
333,304 Ginnie Mae II Pool, G2 MA9906 5.500 09/20/54 336,528
41,158 Ginnie Mae II Pool, G2 MA9907 6.000 09/20/54 42,084
21,153 Ginnie Mae II Pool, G2 MA8269 5.000 09/20/52 21,112
532,197 Ginnie Mae II Pool, G2 MA8647 5.000 02/20/53 530,393
370,483 Ginnie Mae II Pool, G2 MA8267, Series 2022 A 4.000 09/20/52 349,519
3,086 Ginnie Mae II Pool, G2 BX3679 3.000 08/20/50 2,758
42,962 Ginnie Mae II Pool, G2 MA8149 3.500 07/20/52 39,171
14,114 Ginnie Mae II Pool, G2 BY0325 2.500 10/20/50 12,068
381 Ginnie Mae II Pool, G2 BY0330 3.000 10/20/50 340
871 Ginnie Mae II Pool, G2 BY0331 3.000 10/20/50 776
43,471 Ginnie Mae II Pool, G2 MA8201 4.500 08/20/52 42,274
1,770 Ginnie Mae II Pool, G2 BY0339 3.500 08/20/50 1,628
1,520 Ginnie Mae II Pool, G2 BY0340 3.500 08/20/50 1,389
2,273 Ginnie Mae II Pool, G2 BY0338 3.500 08/20/50 2,085
4,469 Ginnie Mae II Pool, G2 BX3680 3.000 08/20/50 3,992
1,998 Ginnie Mae II Pool, G2 BX3681 3.000 08/20/50 1,784
95,873 Ginnie Mae II Pool, G2 MA7768, Series 2021 1 3.000 12/20/51 85,488
412,069 Ginnie Mae II Pool, G2 MA7989 3.500 04/20/52 375,396
50,659 Ginnie Mae II Pool, G2 MA8043 3.000 05/20/52 45,155
235,000 (a) Hudson Yards 2019-30HY Mortgage Trust, Series 2019 30HY 3.228 07/10/39 223,630
225,000 (a),(e) Hudson Yards 2019-30HY Mortgage Trust, Series 2019 30HY 3.558 07/10/39 205,543
212,214 (a),(e) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 1.579%)
5.915 07/15/36 207,993
250,000 (a),(e) NYC Commercial Mortgage Trust, Series 2025 11X, (TSFR1M +
1.743%)
5.398 10/15/40 251,038

Portfolio of Investments April 30, 2026
(continued)
Core Impact Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 150,000 (a),(e) NYC Commercial Mortgage Trust 2025-300P, Series 2025 300P 4.879% 07/13/42 $ 149,342
250,000 (a),(e) SLG Office Trust 2026-OMA, Series 2026 OMA 4.965 04/15/41 251,160
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $4,795,866) 4,610,632
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
4303516 MUNICIPAL BONDS - 18.1% 4303516
ALASKA - 0.6%
150,000 Port Lions, Alaska, Revenue Bonds, Kodiak Area Native
Association Project, Taxable Series 2022
7.500 10/01/52 155,326
TOTAL ALASKA 155,326
CALIFORNIA - 6.9%
250,000 California Health Facilities Financing Authority, California,
Senior Revenue Bonds, No Place Like Home Program, Taxable
Social Series 2022
3.690 06/01/31 242,267
200,000 City And County Of San Francisco, California, Taxable General
Obligation Bonds (Social Bonds-Affordable Housing, 2019)
Series 2021A
2.684 06/15/40 152,201
250,000 Oakland, California, General Obligation Bonds, Taxable Social
Measure U Series 2025B-2
5.792 07/15/45 251,949
250,000 San Francisco City & County Public Utilities Commission
Wastewater Revenue, California,
4.655 10/01/27 252,155
250,000 San Francisco City and County, California, Affordable Housing
Social Bonds, General Obligation Tax Bonds, Series 2025D
5.770 06/15/45 256,739
250,000 San Jose Financing Authority, California, Lease Revenue Bonds,
Convention Center Refunding Project, Taxable, Series 2022A
4.662 05/01/37 241,588
250,000 San Luis Obispo County Financing Authority, California,
Revenue Bonds, Nacimiento Water Project, Series 2007B
5.571 09/01/40 258,010
TOTAL CALIFORNIA 1,654,909
ILLINOIS - 0.2%
50,000 Village of Deerfield, Illinois, General Obligation Bonds, Series
2011
4.000 12/01/28 49,844
TOTAL ILLINOIS 49,844
IOWA - 1.1%
250,000 (a) Iowa Finance Authority 7.000 11/01/27 251,808
TOTAL IOWA 251,808
MICHIGAN - 0.3%
100,000 University of Michigan, General Revenue Bonds, Taxable Green
Series 2022B
3.504 04/01/52 71,934
TOTAL MICHIGAN 71,934
NEW HAMPSHIRE - 3.1%
500,000 National Finance Authority, New Hampshire, Revenue Bonds,
Abilene Christian University Taxable Series 2024B
5.775 11/01/54 474,818
250,000 National Finance Authority, New Hampshire, Revenue Bonds,
Winston-Salem Sustainable Energy Partners Taxable Series
2025B
5.876 12/01/35 262,438
TOTAL NEW HAMPSHIRE 737,256
NEW YORK - 2.7%
250,000 New York City Housing Development Corp 5.881 08/01/45 250,292
250,000 New York City, New York, General Obligation Bonds, Taxable
Fiscal 2025 Series D-1
5.094 10/01/49 226,318
150,000 United Nations Development Corporation, New York, Revenue
Bonds, Taxable Series 2025A
6.536 08/01/55 157,611
TOTAL NEW YORK 634,221

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA - 2.1%
$ 250,000 Philadelphia Redevelopment Authority, Pennsylvania, City
Service Agreement Revenue Bonds, City of Philadelphia
Neighborhood Preservation Initiative, Taxable Social Series
2024A
5.226% 09/01/40 $ 248,705
250,000 Redevelopment Authority of the City of Philadelphia,
Pennsylvania
4.132 11/01/30 248,719
TOTAL PENNSYLVANIA 497,424
WISCONSIN - 1.1%
250,000 Public Finance Authority, Wisconsin, Revenue Bonds, Bluehub
Loan Fund Issue, Series 2024A
5.292 07/01/29 250,794
TOTAL WISCONSIN 250,794
TOTAL MUNICIPAL BONDS
(Cost $4,283,242) 4,303,516
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
657418 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.7% 657418
250,000 United States Treasury Note/Bond 4.625 11/15/55 235,781
298,000 United States Treasury Note/Bond 4.625 02/15/46 284,590
140,000 United States Treasury Note/Bond 4.125 02/15/36 137,047
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $685,814) 657,418
TOTAL LONG-TERM INVESTMENTS
(Cost $24,473,831) 23,460,620
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
151,435 (g) State Street Navigator Securities Lending Government Money
Market Portfolio
3.670 (h) 151,435
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $151,435) 151,435
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.8%
177730 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.8% 177730
100,000 Federal Home Loan Bank Discount Notes 0.000 05/06/26 99,940
78,000 Freddie Mac Discount Notes 0.000 05/27/26 77,790
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $177,744) 177,730
TOTAL SHORT-TERM INVESTMENTS
(Cost $177,744) 177,730
TOTAL INVESTMENTS - 99.9%
(Cost $24,803,010 ) 23,789,785
OTHER ASSETS & LIABILITIES, NET -  0.1% 20,379
NET ASSETS - 100% $ 23,810,164
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
SOFR Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $7,240,792 or 30.4% of Total Investments.
(b) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(c) Perpetual security. Maturity date is not applicable.
(d) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
1.7% of Total Investments.
(e) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Portfolio of Investments April 30, 2026
(continued)
Core Impact Bond

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(f) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $147,168.
(g) Investments made with cash collateral received from securities on loan.
(h) The rate shown is the one-day yield as of the end of the reporting period.
Core Impact Bond
Level 1 Level 2 Leve l 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 983,361 $ – $ 983,361
Corporate Bonds – 11,497,399 – 11,497,399
Emerging Market Debt and Foreign Corporate Bonds – 1,408,294 – 1,408,294
Mortgage-Backed Securities – 4,610,632 – 4,610,632
Municipal Bonds – 4,303,516 – 4,303,516
U.S. Government and Agency Obligations – 657,418 – 657,418
Investments Purchased with Collateral from Securities
Lending 151,435 – – 151,435
Short-Term Investments:
U.S. Government and Agency Obligations – 177,730 – 177,730
Total $ 151,435 $ 23,638,350 $ – $ 23,789,785

Portfolio of Investments April 30, 2026
Emerging Markets Debt
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.2%
11692778 CORPORATE BONDS - 41.5% (a)
BRAZIL - 1.6%
$ 250,000 Embraer Netherlands Finance BV 5 .400% 01/09/38 $ 243,063
200,000 (b) Rede D'or Finance Sarl 6 .550 04/28/36 197,440
TOTAL BRAZIL 440,503
CHILE - 7.0%
200,000 (b) Antofagasta PLC 5 .625 05/13/32 205,850
200,000 (b),(c) Banco de Credito e Inversiones SA 7 .500 N/A 212,000
200,000 (b),(c) Banco del Estado de Chile 7 .950 N/A 212,100
200,000 (b) Celulosa Arauco y Constitucion SA 6 .180 05/05/32 203,200
200,000 (b) Cia Cervecerias Unidas SA 3 .350 01/19/32 183,376
200,000 (b) Corp Nacional del Cobre de Chile 5 .625 10/18/43 190,115
200,000 (b) Corp Nacional del Cobre de Chile 3 .000 09/30/29 188,763
200,000 (b) Corp Nacional del Cobre de Chile 3 .700 01/30/50 138,780
200,000 (b) Empresa Nacional del Petroleo 6 .150 05/10/33 210,774
200,000 (b) Sociedad Quimica y Minera de Chile SA 6 .500 11/07/33 215,417
TOTAL CHILE 1,960,375
CHINA - 1.4%
200,000 (b) Lenovo Group Ltd 3 .421 11/02/30 188,793
225,000 (b) Prosus NV 4 .193 01/19/32 215,769
TOTAL CHINA 404,562
INDIA - 1.5%
250,000 (b) Indian Railway Finance Corp Ltd 3 .249 02/13/30 237,338
200,000 (b) UltraTech Cement Ltd 2 .800 02/16/31 182,610
TOTAL INDIA 419,948
INDONESIA - 3.6%
200,000 (b) Freeport Indonesia PT 4 .763 04/14/27 200,041
200,000 (b) Indonesia Asahan Aluminium PT / Mineral Industri Indonesia
Persero PT
5 .450 05/15/30 203,474
200,000 (b) Pertamina Persero PT 6 .500 05/27/41 207,621
200,000 (b) Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5 .450 05/21/28 202,390
200,000 (b) Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5 .450 02/03/36 194,572
TOTAL INDONESIA 1,008,098
ISRAEL - 2.1%
200,000 (b) Bank Hapoalim BM, Reg S 5 .252 01/14/33 198,844
200,000 (b) Israel Electric Corp Ltd, Reg S 3 .750 02/22/32 184,798
200,000 (b) Mizrahi Tefahot Bank Ltd, Reg S 5 .837 04/15/36 201,566
TOTAL ISRAEL 585,208
KAZAKHSTAN - 1.0%
300,000 (b) KazMunayGas National Co JSC 5 .750 04/19/47 285,904
TOTAL KAZAKHSTAN 285,904
MALAYSIA - 1.5%
240,000 (b) Petronas Capital Ltd 5 .340 04/03/35 247,758
200,000 (b) Petronas Capital Ltd 2 .480 01/28/32 179,960
TOTAL MALAYSIA 427,718
MEXICO - 8.6%
200,000 (b),(d) Banco Nacional de Comercio Exterior SNC/Cayman Islands 2 .720 08/11/31 198,143
225,000 (b) Banco Nacional de Mexico SA 6 .697 08/07/36 225,000
200,000 (b) BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero
BBVA Mexico/TX
8 .450 06/29/38 220,206
197,160 (b) CFE FIBRA E 5 .875 09/23/40 195,977
200,000 (b) Comision Federal de Electricidad 0 .000 01/28/34 197,476
198,101 (b) FIEMEX Energia - Banco Actinver SA Institucion de Banca
Multiple
7 .250 01/31/41 204,946
200,000 (b),(e) Grupo Aeromexico SAB de CV 8 .625 11/15/31 194,250
200,000 Grupo Televisa SAB 6 .625 01/15/40 173,500
300,000 (b) Mexico City Airport Trust 5 .500 10/31/46 261,391
200,000 (b) Orbia Advance Corp SAB de CV 2 .875 05/11/31 166,250
200,000 (e) Petroleos MexicanosA1 6 .625 06/15/35 193,020

Portfolio of Investments April 30, 2026
(continued)
Emerging Markets Debt

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEXICO (continued)
$ 200,000 Petroleos Mexicanos 5 .950% 01/28/31 $ 195,666
TOTAL MEXICO 2,425,825
MOROCCO - 0.7%
200,000 (b) OCP SA 6 .700 03/01/36 208,393
TOTAL MOROCCO 208,393
PERU - 1.7%
150,000 (b) Banco Internacional del Peru SAA Interbank 4 .800 07/15/31 148,500
200,000 (b) Niagara Energy SAC 5 .746 10/03/34 202,466
200,000 (b) Petroleos del Peru SA 5 .625 06/19/47 140,990
TOTAL PERU 491,956
POLAND - 0.7%
200,000 (b),(e) ORLEN SA 6 .000 01/30/35 207,633
TOTAL POLAND 207,633
SAUDI ARABIA - 2.9%
250,000 (b) Saudi Arabian Oil Co 2 .250 11/24/30 223,710
200,000 (d) Saudi Awwal Bank, Reg S 5 .947 09/04/35 199,126
200,000 (d) SNB Funding Ltd, Reg S 6 .000 06/24/35 200,784
200,000 (b) STC SUKUK CO II LTD 4 .489 01/15/31 197,448
TOTAL SAUDI ARABIA 821,068
SOUTH AFRICA - 0.7%
200,000 Sasol Financing USA LLC 5 .500 03/18/31 188,533
TOTAL SOUTH AFRICA 188,533
THAILAND - 1.6%
200,000 (b) Bangkok Bank PCL/Hong Kong 5 .650 07/05/34 206,143
250,000 (b) PTTEP Treasury Center Co Ltd 2 .993 01/15/30 236,600
TOTAL THAILAND 442,743
TURKEY - 1.5%
225,000 (b) Turk Telekomunikasyon AS 6 .950 10/07/32 224,187
200,000 (b) Ulker Biskuvi Sanayi AS 7 .875 07/08/31 205,805
TOTAL TURKEY 429,992
UNITED ARAB EMIRATES - 3.4%
250,000 (b) Abu Dhabi Crude Oil Pipeline LLC 4 .600 11/02/47 221,596
200,000 (b) DAE Funding LLC 4 .950 01/15/33 192,242
200,000 (b) DP World Ltd/United Arab Emirates 5 .625 09/25/48 182,417
131,974 (b) Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 118,103
240,000 (b) MDGH GMTN RSC Ltd 4 .375 11/22/33 229,961
TOTAL UNITED ARAB EMIRATES 944,319
TOTAL CORPORATE BONDS
(Cost $11,312,004) 11,692,778
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
15704647 SOVEREIGN DEBT - 55.7%
ANGOLA - 1.1%
300,000 (b) Angolan Government International Bond 8 .750 04/14/32 312,755
TOTAL ANGOLA 312,755
ARGENTINA - 0.7%
300,000 Argentine Republic Government International Bond 2 .500 07/09/41 206,700
TOTAL ARGENTINA 206,700
AZERBAIJAN - 0.7%
200,000 (b) Republic of Azerbaijan International Bond 3 .500 09/01/32 187,749
TOTAL AZERBAIJAN 187,749
BENIN - 0.7%
200,000 (b) Benin Government International Bond 8 .375 01/23/41 207,917
TOTAL BENIN 207,917
BERMUDA - 1.0%
300,000 (b) Bermuda Government International Bond 2 .375 08/20/30 272,742
TOTAL BERMUDA 272,742

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BRAZIL - 1.4%
$ 200,000 Brazilian Government International Bond 7 .125% 05/13/54 $ 200,800
200,000 Brazilian Government International Bond 6 .250 05/22/36 198,900
TOTAL BRAZIL 399,700
CHILE - 2.7%
375,000 Chile Government International Bond 3 .100 05/07/41 286,688
550,000 Chile Government International Bond 2 .550 07/27/33 473,303
TOTAL CHILE 759,991
COLOMBIA - 2.2%
200,000 Colombia Government International Bond 7 .375 09/18/37 205,500
200,000 Colombia Government International Bond 8 .000 04/20/33 214,900
200,000 Colombia Government International Bond 6 .125 01/21/31 199,540
TOTAL COLOMBIA 619,940
COTE D'IVOIRE - 0.8%
200,000 (b) Ivory Coast Government International Bond 8 .250 01/30/37 214,201
TOTAL COTE D'IVOIRE 214,201
DOMINICAN REPUBLIC - 0.6%
150,000 (b) Dominican Republic International Bond 7 .050 02/03/31 157,703
TOTAL DOMINICAN REPUBLIC 157,703
ECUADOR - 1.4%
200,000 (b) Ecuador Government International Bond 9 .250 01/29/39 207,000
200,000 (b) Ecuador Government International Bond 8 .750 01/29/34 204,000
TOTAL ECUADOR 411,000
EGYPT - 0.9%
250,000 (b) Egypt Government International Bond 7 .053 01/15/32 245,554
TOTAL EGYPT 245,554
GHANA - 1.0%
300,000 (b) Ghana Government International Bond 5 .000 07/03/35 274,957
TOTAL GHANA 274,957
HUNGARY - 4.0%
200,000 (b) Hungary Government International Bond 5 .250 06/16/29 203,176
200,000 (b) Hungary Government International Bond 6 .250 09/22/32 213,114
200,000 (b) Hungary Government International Bond 5 .500 03/26/36 200,152
250,000 (b) Hungary Government International Bond 6 .000 09/26/35 259,966
250,000 (b) Hungary Government International Bond 6 .750 09/23/55 266,751
TOTAL HUNGARY 1,143,159
INDIA - 0.7%
200,000 (b) Export-Import Bank of India 3 .250 01/15/30 190,455
TOTAL INDIA 190,455
KAZAKHSTAN - 1.4%
200,000 (b),(f) Baiterek National Investment Holding JSC 5 .200 05/06/33 198,205
200,000 (b) Kazakhstan Government International Bond 4 .412 10/28/30 197,176
TOTAL KAZAKHSTAN 395,381
MEXICO - 3.9%
250,000 (b) Eagle Funding Luxco Sarl 5 .500 08/17/30 251,925
250,000 Mexico Government International Bond 4 .280 08/14/41 197,113
250,000 Mexico Government International Bond 3 .500 02/12/34 213,750
200,000 Mexico Government International Bond 6 .338 05/04/53 188,300
250,000 Mexico Government International Bond 6 .400 05/07/54 235,875
TOTAL MEXICO 1,086,963
NIGERIA - 3.4%
200,000 (b) Nigeria Government International Bond 9 .625 06/09/31 225,536
200,000 (b) Nigeria Government International Bond 8 .631 01/13/36 219,007
500,000 (b) Nigeria Government International Bond 7 .375 09/28/33 511,255
TOTAL NIGERIA 955,798
OMAN - 2.7%
400,000 (b) Oman Government International Bond 6 .500 03/08/47 427,581
350,000 (b) Oman Sovereign Sukuk Co 4 .525 04/17/33 345,149
TOTAL OMAN 772,730

Portfolio of Investments April 30, 2026
(continued)
Emerging Markets Debt

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PANAMA - 2.3%
$ 500,000 Panama Government International Bond 2 .252% 09/29/32 $ 422,500
200,000 Panama Government International Bond 6 .400 02/14/35 213,500
TOTAL PANAMA 636,000
PARAGUAY - 0.8%
200,000 (b) Paraguay Government International Bond 6 .650 03/04/55 210,950
TOTAL PARAGUAY 210,950
PERU - 2.6%
225,000 Peruvian Government International Bond 2 .783 01/23/31 206,595
225,000 Peruvian Government International Bond 5 .375 02/08/35 226,800
300,000 Peruvian Government International Bond 5 .875 08/08/54 291,600
TOTAL PERU 724,995
PHILIPPINES - 2.1%
450,000 Philippine Government International Bond 1 .950 01/06/32 391,524
200,000 Philippine Government International Bond 5 .900 02/04/50 203,509
TOTAL PHILIPPINES 595,033
POLAND - 4.3%
400,000 (b) Bank Gospodarstwa Krajowego 5 .375 05/22/33 407,882
140,000 Republic of Poland Government International Bond 5 .500 04/04/53 130,689
75,000 Republic of Poland Government International Bond 5 .125 09/18/34 75,415
75,000 Republic of Poland Government International Bond 5 .500 03/18/54 69,730
200,000 Republic of Poland Government International Bond 4 .875 02/12/30 204,134
200,000 Republic of Poland Government International Bond 5 .375 04/14/36 200,841
125,000 Republic of Poland Government International Bond 6 .125 04/14/56 125,340
TOTAL POLAND 1,214,031
ROMANIA - 3.5%
270,000 (b) Romanian Government International Bond 4 .000 02/14/51 178,287
120,000 (b),(e) Romanian Government International Bond 3 .625 03/27/32 107,615
50,000 (b) Romanian Government International Bond 7 .125 01/17/33 52,966
102,000 (b) Romanian Government International Bond 5 .875 01/30/29 103,520
250,000 (b) Romanian Government International Bond 6 .375 01/30/34 252,542
300,000 (b) Romanian Government International Bond 5 .750 03/24/35 288,412
TOTAL ROMANIA 983,342
SAUDI ARABIA - 3.4%
250,000 (b) Saudi Government International Bond 4 .500 10/26/46 205,800
300,000 (b) Saudi Government International Bond 3 .625 03/04/28 294,756
325,000 (b) Saudi Government International Bond 2 .250 02/02/33 275,638
200,000 (b) Saudi Government International Bond 5 .750 01/16/54 192,028
TOTAL SAUDI ARABIA 968,222
SOUTH AFRICA - 2.7%
325,000 (b) Republic of South Africa Government International Bond 7 .100 11/19/36 339,484
425,000 (b) Republic of South Africa Government International Bond 7 .950 11/19/54 433,404
TOTAL SOUTH AFRICA 772,888
TURKEY - 1.4%
200,000 Turkiye Government International Bond 7 .625 05/15/34 207,972
200,000 Turkiye Government International Bond 7 .125 07/17/32 203,311
TOTAL TURKEY 411,283
UZBEKISTAN - 0.8%
250,000 (b) Republic of Uzbekistan International Bond 3 .700 11/25/30 233,368
TOTAL UZBEKISTAN 233,368

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ZAMBIA - 0.5%
$ 141,412 (b) Zambia Government International Bond 5 .750% 06/30/33 $ 139,140
TOTAL ZAMBIA 139,140
TOTAL SOVEREIGN DEBT
(Cost $15,214,250) 15,704,647
TOTAL LONG-TERM INVESTMENTS
(Cost $26,526,254) 27,397,425
SHARES DESCRIPTION Coupon VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   2.6%
728,466 (g) State Street Navigator Securities Lending
Government Money Market Portfolio
3 .670 (h) 728,466
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $728,466) 728,466
TOTAL INVESTMENTS (Cost $ 27,254,720 ) - 99 .8% 28,125,891
OTHER ASSETS & LIABILITIES, NET -  0.2% 57,236
NET ASSETS - 100% $ 28,183,127
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
(a) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $20,008,904 or 71.1% of Total Investments.
(c) Perpetual security. Maturity date is not applicable.
(d) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
2.1% of Total Investments.
(e) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $699,623.
(f) When-issued or delayed delivery security.
(g) Investments made with cash collateral received from securities on loan.
(h) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments April 30, 2026
(continued)
Emerging Markets Debt

Emerging Markets Debt
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 11,692,778 $ – $ 11,692,778
Sovereign Debt – 15,704,647 – 15,704,647
Investments Purchased with Collateral from Securities
Lending 728,466 – – 728,466
Total $ 728,466 $ 27,397,425 $ – $ 28,125,891

Portfolio of Investments April 30, 2026
High Yield
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 96.9%
18,428 COMMON STOCKS - 0 .1% 18,428
TELECOMMUNICATION SERVICES - 0.1%
905 (a) Altice France Lux 3 $ 18,428
TOTAL TELECOMMUNICATION SERVICES 18,428
TOTAL COMMON STOCKS
(Cost $15,439) 18,428
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
18605859 CORPORATE BONDS - 95 .9% (b) 18605859
AUTOMOBILES & COMPONENTS - 3.3%
$ 40,000 (c) Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6 .125% 04/15/31 40,276
125,000 Goodyear Tire & Rubber Co/The 5 .000 07/15/29 119,908
200,000 (c) IHO Verwaltungs GmbH 8 .000 11/15/32 206,786
55,000 (c) Phinia Inc 6 .750 04/15/29 56,295
150,000 (c) ZF North America Capital Inc 6 .750 04/23/30 149,011
70,000 (c) ZF North America Capital Inc 7 .500 03/24/31 70,090
TOTAL AUTOMOBILES & COMPONENTS 642,366
CAPITAL GOODS - 6.5%
70,000 (c) AECOM 6 .000 08/01/33 70,571
200,000 (c) Albion Financing 1 SARL / Aggreko Holdings Inc 7 .000 05/21/30 206,600
100,000 (c) Alta Equipment Group Inc 9 .000 06/01/29 94,957
60,000 (c),(d) Camelot Return Merger Sub Inc 8 .750 08/01/28 38,249
80,000 (c) Columbus McKinnon Corp/NY 7 .125 01/31/33 80,456
25,000 (c) Gates Corp/DE 6 .875 07/01/29 25,718
50,000 (c) Herc Holdings Inc 5 .750 03/15/31 50,120
65,000 (c),(d) Herc Holdings Inc 6 .000 03/15/34 64,449
75,000 (c) Herc Holdings Inc 7 .000 06/15/30 78,028
75,000 (c) Lsf12 Helix Parent LLC 7 .125 02/01/33 73,210
80,000 (c) Masterbrand Inc 7 .000 07/15/32 79,565
40,000 (c) Standard Building Solutions Inc 6 .250 08/01/33 39,974
35,000 (c) TransDigm Inc 6 .125 07/31/34 35,039
20,000 (c) TransDigm Inc 6 .875 12/15/30 20,612
100,000 (c) TransDigm Inc 6 .375 03/01/29 101,996
100,000 (c) TransDigm Inc 6 .375 05/31/33 100,769
100,000 (c) Trinity Industries Inc 7 .750 07/15/28 102,644
TOTAL CAPITAL GOODS 1,262,957
COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
95,000 (c) AMN Healthcare Inc 6 .500 01/15/31 94,666
35,000 (c) CACI International Inc 6 .375 06/15/33 35,807
30,000 (c) Garda World Security Corp 6 .500 01/15/31 30,647
30,000 (c) GFL Environmental Holdings US Inc 5 .500 02/01/34 29,510
70,000 (c) Neptune Bidco US Inc 9 .290 04/15/29 70,795
50,000 (c) RR Donnelley & Sons Co 9 .500 08/01/29 51,607
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 313,032
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.2%
95,000 (c) Bath & Body Works Inc 6 .625 10/01/30 96,276
15,000 (c) Gee Automotive Holdings LLC 7 .250 03/01/31 15,199
70,000 Kohl's Corp 5 .125 05/01/31 57,250
50,000 (c) LCM Investments Holdings II LLC 4 .875 05/01/29 48,952
10,000 (c) Macy's Retail Holdings LLC 6 .125 03/15/32 10,005
50,000 (c) Michaels Cos Inc/The 11 .000 03/15/34 48,250
80,000 (c) Michaels Cos Inc/The 8 .500 03/15/33 79,004
45,000 (c) Park River Holdings Inc 8 .000 03/15/31 45,247
40,000 (c) PetSmart Inc / PetSmart Finance Corp 7 .500 09/15/32 40,504
90,000 (c) QXO Building Products Inc 6 .750 04/30/32 91,804
100,000 (c) Staples Inc 10 .750 09/01/29 95,585
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 628,076

Portfolio of Investments April 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DURABLES & APPAREL - 1.9%
$ 125,000 (c) CD&R Smokey Buyer Inc / Radio Systems Corp 9 .500% 10/15/29 $ 103,689
80,000 Newell Brands Inc 6 .625 09/15/29 79,945
120,000 (c) S&S Holdings LLC 8 .375 10/01/31 110,415
20,000 (c) TopBuild Corp 5 .625 01/31/34 20,260
65,000 (c) Wolverine World Wide Inc 4 .000 08/15/29 60,760
TOTAL CONSUMER DURABLES & APPAREL 375,069
CONSUMER SERVICES - 5.3%
75,000 (c) Caesars Entertainment Inc 6 .000 10/15/32 67,217
90,000 (c) Carnival Corp 5 .875 06/15/31 91,280
80,000 (c) Churchill Downs Inc 5 .750 04/01/30 79,739
95,000 (c) Cinemark USA Inc 7 .000 08/01/32 98,180
115,000 (c) Fertitta Entertainment LLC / Fertitta Entertainment Finance Co
Inc
4 .625 01/15/29 111,958
40,000 (c) Life Time Inc 6 .000 11/15/31 40,605
50,000 (c) Light & Wonder International Inc 6 .250 10/01/33 49,586
60,000 (c) Marriott Ownership Resorts Inc 6 .500 10/01/33 57,693
10,000 (c) Merlin Entertainments Group US Holdings Inc 7 .375 02/15/31 8,245
50,000 MGM Resorts International 6 .125 09/15/29 50,656
200,000 (c) Motion Finco Sarl 8 .375 02/15/32 163,820
20,000 (c) NCL Corp Ltd 5 .875 01/15/31 19,466
30,000 (c) NCL Corp Ltd 6 .250 09/15/33 29,035
70,000 (c) Six Flags Entertainment 6 .625 05/01/32 71,245
40,000 (c) SIX FLAGS/CAN WON/MILLEN 8 .625 01/15/32 40,666
50,000 (c) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6 .250 03/15/33 50,245
TOTAL CONSUMER SERVICES 1,029,636
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.5%
50,000 (c) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6 .250 03/15/33 50,443
40,000 (c) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5 .750 03/31/34 38,941
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 89,384
ENERGY - 14.2%
75,000 (c) Antero Midstream Partners LP / Antero Midstream Finance
Corp
5 .750 10/15/33 74,852
50,000 (c) Archrock Partners LP / Archrock Partners Finance Corp 6 .625 09/01/32 51,448
30,000 (c) Archrock Services/Partners 6 .000 02/01/34 30,196
50,000 (c) Ascent Resources Utica Holdings LLC / ARU Finance Corp 6 .625 10/15/32 51,308
50,000 (c) Ascent Resources Utica Holdings LLC / ARU Finance Corp 6 .625 07/15/33 51,370
8,536 (c) Borr IHC Ltd / Borr Finance LLC 10 .000 11/15/28 8,918
45,000 (c) Bristow Group Inc 6 .750 02/01/33 45,791
80,000 (c) Buckeye Partners LP 6 .750 02/01/30 82,759
60,000 (c) California Resources Corp 7 .000 01/15/34 61,226
30,000 (c) Chord Energy Corp 6 .000 10/01/30 30,579
100,000 (c) Chord Energy Corp 6 .750 03/15/33 104,057
40,000 (c) CNX Resources Corp 5 .875 03/01/34 39,679
60,000 (c) CNX Resources Corp 7 .250 03/01/32 62,510
15,000 (c) CVR Energy Inc 7 .500 02/15/31 15,191
50,000 (c) Delek Logistics Partners LP / Delek Logistics Finance Corp 7 .375 06/30/33 51,602
150,000 (c) Harvest Midstream I LP 7 .500 05/15/32 156,173
165,000 (c) Hilcorp Energy I LP / Hilcorp Finance Co 5 .750 02/01/29 164,897
10,000 (c) Hilcorp Energy I LP / Hilcorp Finance Co 8 .375 11/01/33 10,693
20,000 (c) Infinity Natural Resources LLC 7 .625 04/01/31 20,338
70,000 (c) ITT Holdings LLC 6 .500 08/01/29 69,005
100,000 (c) Kinetik Holdings LP 6 .625 12/15/28 102,009
25,000 (c) Kodiak Gas Services LLC 5 .875 04/01/31 25,182
15,000 (c) Kodiak Gas Services LLC 6 .500 10/01/33 15,344
25,000 (c) Kodiak Gas Services LLC 6 .750 10/01/35 25,968
10,000 (c) Matador Resources Co 6 .000 04/15/34 10,038
40,000 (c) Matador Resources Co 6 .250 04/15/33 40,679
75,000 (c) Noble Finance II LLC 8 .000 04/15/30 78,005
120,000 (c) PBF Holding Co LLC / PBF Finance Corp 7 .875 09/15/30 123,013
20,000 (c) PBF Holding Co LLC / PBF Finance Corp 9 .875 03/15/30 21,490

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 50,000 (c) Rockies Express Pipeline LLC 6 .750% 03/15/33 $ 52,131
65,000 (c) SM Energy Co 8 .750 07/01/31 68,189
25,000 (c) SM Energy Co 6 .625 04/15/34 25,346
65,000 (e) South Bow Canadian Infrastructure Holdings Ltd 7 .625 03/01/55 67,841
50,000 (c) Sunoco LP 6 .250 07/01/33 51,101
50,000 (c) Sunoco LP 5 .625 03/31/31 50,186
50,000 (c) Sunoco LP 5 .875 03/15/34 49,821
100,000 (c) Talos Production Inc 9 .000 02/01/29 104,323
15,385 (c) Transocean Aquila Ltd 8 .000 09/30/28 15,787
30,000 (c) Transocean International Ltd 7 .875 10/15/32 32,146
31,500 (c) Transocean International Ltd 8 .750 02/15/30 32,993
130,000 (c) USA Compression Partners LP / USA Compression Finance
Corp
7 .125 03/15/29 134,346
20,000 (c) USA Compression Partners LP / USA Compression Finance
Corp
6 .250 10/01/33 20,182
30,000 (c) Venture Global LNG Inc 8 .125 06/01/28 30,697
50,000 (c),(d) Venture Global LNG Inc 9 .875 02/01/32 53,643
160,000 (c) Venture Global LNG Inc 7 .000 01/15/30 164,580
50,000 (c),(e),(f) Venture Global LNG Inc 9 .000 N/A 49,452
40,000 (c) Venture Global Plaquemines LNG LLC 6 .500 01/15/34 41,900
50,000 (c) Venture Global Plaquemines LNG LLC 6 .125 12/15/30 51,564
40,000 (c) Weatherford International Ltd 6 .750 10/15/33 41,498
TOTAL ENERGY 2,762,046
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.4%
55,000 (c) Millrose Properties Inc 6 .375 08/01/30 55,702
40,000 (c) Millrose Properties Inc 6 .250 09/15/32 40,175
50,000 (d) MPT Operating Partnership LP / MPT Finance Corp 5 .000 10/15/27 48,750
50,000 MPT Operating Partnership LP / MPT Finance Corp 3 .500 03/15/31 35,839
35,000 (c) MPT Operating Partnership LP / MPT Finance Corp 8 .500 02/15/32 36,362
45,000 (c) RHP Hotel Properties LP / RHP Finance Corp 5 .750 03/15/34 44,730
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 261,558
FINANCIAL SERVICES - 11.0%
55,000 (c) Azorra Finance Ltd 7 .250 01/15/31 56,338
100,000 (c) Azorra Finance Ltd 6 .250 02/15/34 96,084
50,000 Block Inc 6 .500 05/15/32 50,953
160,000 (c) Burford Capital Global Finance LLC 7 .500 07/15/33 131,497
56,614 (c) Compass Group Diversified Holdings LLC 5 .250 04/15/29 53,576
25,733 (c),(d) Compass Group Diversified Holdings LLC 5 .000 01/15/32 22,762
90,000 (c) Encore Capital Group Inc 8 .500 05/15/30 96,116
65,000 (c) Encore Capital Group Inc 6 .625 04/15/31 66,061
95,000 (c) FirstCash Inc 6 .875 03/01/32 97,364
70,000 (c) Freedom Mortgage Holdings LLC 8 .375 04/01/32 70,970
50,000 (c) Freedom Mortgage Holdings LLC 7 .875 04/01/33 48,745
75,000 (c) Freedom Mortgage Holdings LLC 6 .875 05/01/31 72,344
18,000 (e) HA Sustainable Infrastructure Capital Inc 7 .125 11/15/56 18,171
70,000 (c) Hunt Cos Inc 5 .250 04/15/29 67,812
165,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5 .250 05/15/27 163,417
20,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9 .750 01/15/29 20,102
60,000 (c) Icahn Enterprises LP / Icahn Enterprises Finance Corp 10 .000 11/15/29 60,524
100,000 (c) Jane Street Group / JSG Finance Inc 6 .125 11/01/32 100,526
230,000 OneMain Finance Corp 6 .625 05/15/29 233,964
80,000 OneMain Finance Corp 6 .750 09/15/33 78,688
35,000 (c) Osaic Holdings Inc 6 .750 08/01/32 35,549
100,000 (c) PennyMac Financial Services Inc 7 .125 11/15/30 101,315
60,000 (c) PennyMac Financial Services Inc 7 .875 12/15/29 62,254
55,000 (c) Rocket Cos Inc 6 .375 08/01/33 55,671
125,000 (c) Starwood Property Trust Inc 6 .000 04/15/30 126,461
60,000 (c) UWM Holdings LLC 6 .625 02/01/30 57,586
100,000 (c),(d) VistaJet Malta Finance PLC / Vista Management Holding Inc 6 .375 02/01/30 93,646
TOTAL FINANCIAL SERVICES 2,138,496

Portfolio of Investments April 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 2.6%
$ 70,000 (c) Chobani LLC / Chobani Finance Corp Inc 6 .375% 04/15/34 $ 71,422
115,000 (c) Darling Ingredients Inc 6 .000 06/15/30 115,997
100,000 (c) Post Holdings Inc 6 .375 03/01/33 99,961
75,000 (c) Post Holdings Inc 6 .500 03/15/36 74,507
130,000 (c) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 132,732
TOTAL FOOD, BEVERAGE & TOBACCO 494,619
HEALTH CARE EQUIPMENT & SERVICES - 5.6%
20,000 (c) CHS/Community Health Systems Inc 5 .250 05/15/30 18,885
100,000 (c) CHS/Community Health Systems Inc 10 .875 01/15/32 107,399
50,000 (c) CHS/Community Health Systems Inc 9 .750 01/15/34 51,570
50,000 (c) DaVita Inc 4 .625 06/01/30 48,403
100,000 (c) DaVita Inc 6 .875 09/01/32 103,219
30,000 (c) Global Medical Response Inc 7 .375 10/01/32 31,273
100,000 (c) LifePoint Health Inc 8 .375 02/15/32 104,919
135,000 (c) LifePoint Health Inc 7 .000 05/01/34 131,634
60,000 (c) Molina Healthcare Inc 6 .500 02/15/31 61,047
95,000 (c) National Mentor Holdings Inc 10 .500 12/15/30 99,384
150,000 (c) Prime Healthcare Services Inc 9 .375 09/01/29 155,546
70,000 (c) Radiology Partners Inc 8 .500 07/15/32 69,600
35,000 (c) Surgery Center Holdings Inc 7 .250 04/15/32 34,906
65,000 (c) Team Health Holdings Inc 8 .375 06/30/28 65,220
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,083,005
INSURANCE - 4.8%
35,000 (c) Acrisure LLC / Acrisure Finance Inc 6 .750 07/01/32 34,482
85,000 (c) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .750 04/15/28 85,973
200,000 (c) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .500 10/01/31 201,710
90,000 (c) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7 .875 11/01/29 87,134
200,000 (c) Ardonagh Finco Ltd 7 .750 02/15/31 204,176
65,000 (c) Asurion LLC/ Asurion Co-Issuer Inc 8 .000 12/31/32 67,898
70,000 (c) Asurion LLC/ Asurion Co-Issuer Inc 8 .375 02/01/34 69,063
125,000 (c) Panther Escrow Issuer LLC 7 .125 06/01/31 125,585
50,000 (c) Ryan Specialty LLC 5 .875 08/01/32 49,992
TOTAL INSURANCE 926,013
MATERIALS - 5.5%
200,000 (c) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
6 .250 01/30/31 201,361
100,000 (c) Arsenal AIC Parent LLC 8 .000 10/01/30 104,544
130,000 (c) Avient Corp 7 .125 08/01/30 132,402
20,000 (c) Avient Corp 6 .250 11/01/31 20,291
100,000 (c) Clydesdale Acquisition Holdings Inc 8 .750 04/15/30 90,733
25,000 (c) Commercial Metals Co 6 .000 12/15/35 24,975
60,000 (c) Compass Minerals International Inc 8 .000 07/01/30 62,632
20,000 (c) Mineral Resources Ltd 6 .250 05/01/34 19,749
25,000 (c) Mineral Resources Ltd 6 .000 05/01/32 24,806
10,000 (c) Mineral Resources Ltd 7 .000 04/01/31 10,380
82,000 (c) Mineral Resources Ltd 9 .250 10/01/28 85,107
45,000 (c) Olin Corp 6 .625 04/01/33 44,579
85,000 (c) Qnity Electronics Inc 5 .750 08/15/32 85,818
25,000 (c) Qnity Electronics Inc 6 .250 08/15/33 25,578
15,000 (c) Solstice Advanced Materials Inc 5 .625 09/30/33 14,920
50,000 (c) Sword Purchaser LLC 8 .250 04/15/33 51,158
60,000 (c) WR Grace Holdings LLC 6 .625 08/15/32 59,555
15,000 (c) WR Grace Holdings LLC 7 .000 08/01/33 14,900
TOTAL MATERIALS 1,073,488
MEDIA & ENTERTAINMENT - 8.5%
185,000 (c) CCO Holdings LLC / CCO Holdings Capital Corp 4 .250 02/01/31 168,028
20,000 (c) CCO Holdings LLC / CCO Holdings Capital Corp 7 .000 02/01/33 19,715
125,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
4 .400 12/01/61 79,807
55,000 (c) Directv Financing LLC 8 .875 02/01/30 56,016

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT (continued)
$ 35,000 (c) Directv Financing LLC / Directv Financing Co-Obligor Inc 10 .000% 02/15/31 $ 36,417
50,000 Discovery Global Holdings Inc 4 .279 03/15/32 45,286
50,000 Discovery Global Holdings Inc 5 .141 03/15/52 32,750
75,000 Discovery Global Holdings Inc 5 .050 03/15/42 53,515
65,000 (c),(d) Gray Media Inc 4 .750 10/15/30 52,035
60,000 (c) Gray Media Inc 7 .250 08/15/33 61,095
75,000 (c) McGraw-Hill Education Inc 7 .375 09/01/31 77,492
20,000 (c) Neptune Bidco US Inc 9 .500 02/15/33 20,016
40,000 (c) Neptune Bidco US Inc 10 .375 05/15/31 41,279
55,000 (c) Nexstar Media Inc 7 .250 04/15/34 55,351
80,000 (c) Nexstar Media Inc 6 .500 09/15/33 80,616
40,000 (c) OAK-Eagle Acquireco Inc 7 .250 07/01/33 41,217
35,000 (c) OAK-Eagle Acquireco Inc 8 .750 07/01/34 36,422
50,000 Paramount Global 4 .950 01/15/31 47,165
55,000 (c),(d) Scripps Escrow II Inc 3 .875 01/15/29 52,114
50,000 (c) Sirius XM Radio LLC 3 .875 09/01/31 45,263
200,000 (c) Sunrise FinCo I BV 4 .875 07/15/31 192,144
45,000 (c) Univision Communications Inc 4 .500 05/01/29 42,935
70,000 (c) Univision Communications Inc 8 .500 07/31/31 71,043
40,000 (c) Univision Communications Inc 8 .875 04/15/33 40,218
140,000 (c) Virgin Media Secured Finance PLC 5 .500 05/15/29 135,081
80,000 (c) Ziff Davis Inc 4 .625 10/15/30 75,614
TOTAL MEDIA & ENTERTAINMENT 1,658,634
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.7%
90,000 (c) 1261229 BC Ltd 10 .000 04/15/32 92,950
125,000 (c) Bausch Health Cos Inc 4 .875 06/01/28 117,416
30,000 (c) BioMarin Pharmaceutical Inc 5 .500 01/31/34 29,789
20,000 (c) Emergent BioSolutions Inc 3 .875 08/15/28 17,801
25,000 (c) GENMAB A/S/GENMAB FINANCE LLC 7 .250 12/15/33 26,067
35,000 (c) Organon & Co / Organon Foreign Debt Co-Issuer BV 7 .875 05/15/34 37,497
200,000 (c) Organon & Co / Organon Foreign Debt Co-Issuer BV 5 .125 04/30/31 198,730
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 520,250
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
110,000 (c) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7 .000 04/15/30 110,052
50,000 (c) Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 50,004
70,000 Kennedy-Wilson Inc 4 .750 03/01/29 69,234
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 229,290
SOFTWARE & SERVICES - 2.3%
150,000 (c),(d) Ahead DB Holdings LLC 6 .625 05/01/28 148,470
80,000 (c) ASGN Inc 4 .625 05/15/28 74,779
20,000 (c),(d) CoreWeave Inc 9 .250 06/01/30 20,252
65,000 (c) CoreWeave Inc 9 .750 10/01/31 65,376
75,000 (c) Open Text Corp 3 .875 12/01/29 67,597
71,000 (c) Rocket Software Inc 9 .000 11/28/28 70,649
TOTAL SOFTWARE & SERVICES 447,123
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
100,000 (c) Ingram Micro Inc 4 .750 05/15/29 98,266
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 98,266
TELECOMMUNICATION SERVICES - 7.6%
152,439 (c) Altice France Lux 3 / Altice Holdings 1 9 .500 11/01/29 155,617
35,000 (c) APLD ComputeCo 2 LLC 6 .750 03/15/31 34,652
20,000 (c) APLD COMPUTECO LLC 9 .250 12/15/30 21,498
40,000 (c) Black Pearl Compute LLC 6 .125 02/15/31 40,583
100,000 (c) Cipher Compute LLC 7 .125 11/15/30 103,651
35,000 (c) Digicel International Finance Ltd / Difl US LLC 8 .625 08/01/32 36,411
95,000 (c) Edged Compute LLC 7 .500 04/30/31 93,149
200,000 (c) Iliad Holding SAS 8 .500 04/15/31 212,181
135,000 (c) Level 3 Financing Inc 8 .500 01/15/36 144,586
40,000 (c) Level 3 Financing Inc 7 .000 03/31/34 41,489
40,000 (c) Level 3 Financing Inc 6 .875 06/30/33 41,281
20,000 (c) Meridian Arc Holdco LLC 6 .250 04/30/31 19,995

Portfolio of Investments April 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES (continued)
$ 190,000 (c) Sable International Finance Ltd 7 .125% 10/15/32 $ 189,583
40,000 (c) SV RNO Property Owner 1 LLC 5 .875 03/01/31 39,246
40,000 (c) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
8 .625 06/15/32 41,864
50,000 (c) Uniti Services LLC 7 .500 10/15/33 52,643
90,000 (c) Windstream Services LLC / Windstream Escrow Finance Corp 8 .250 10/01/31 95,193
20,000 (c) WULF COMPUTE LLC 7 .750 10/15/30 21,020
72,032 (c) Zayo Group Holdings Inc, (cash 5.750%, PIK 0.500%) 9 .250 03/09/30 72,068
18,661 (c) Zayo Group Holdings Inc, (cash 7.125%, PIK 1.875%) 13 .750 09/09/30 18,400
TOTAL TELECOMMUNICATION SERVICES 1,475,110
TRANSPORTATION - 0.9%
25,000 (c) GB AIT Buyer Inc 8 .750 04/30/34 25,148
60,000 (c) Stonepeak Nile Parent LLC 7 .250 03/15/32 62,779
25,000 United Airlines Holdings Inc 5 .375 03/01/31 24,640
55,000 (c) XPO Inc 7 .125 06/01/31 56,932
TOTAL TRANSPORTATION 169,499
UTILITIES - 4.8%
25,000 (c) Clearway Energy Operating LLC 5 .750 01/15/34 25,006
200,000 (c) ContourGlobal Power Holdings SA 6 .750 02/28/30 203,000
115,000 (c) Ferrellgas LP / Ferrellgas Finance Corp 5 .875 04/01/29 112,257
50,000 (c) Ferrellgas LP / Ferrellgas Finance Corp 9 .250 01/15/31 52,480
75,000 (c) NRG Energy Inc 6 .000 02/01/33 75,580
60,000 (c) NRG Energy Inc 6 .250 11/01/34 60,698
50,000 (c) NRG Energy Inc 5 .750 01/15/34 49,631
45,000 (c) Talen Energy Supply LLC 6 .250 02/01/34 44,664
20,000 (c) Talen Energy Supply LLC 6 .500 02/01/36 20,076
50,000 (c),(g) Talen Energy Supply LLC 6 .375 05/01/33 50,065
130,000 (c) TerraForm Power Operating LLC 5 .000 01/31/28 128,732
40,000 (c) VoltaGrid LLC 7 .375 11/01/30 41,517
20,000 (c),(d) XPLR Infrastructure Operating Partners LP 8 .375 01/15/31 21,371
40,000 (c) XPLR Infrastructure Operating Partners LP 8 .625 03/15/33 42,865
TOTAL UTILITIES 927,942
TOTAL CORPORATE BONDS
(Cost $18,416,310) 18,605,859
SHARES DESCRIPTION VALUE
174,930 EXCHANGE-TRADED FUNDS - 0 .9% 174,930
8,500 Invesco Senior Loan ETF 174,930
TOTAL EXCHANGE-TRADED FUNDS
(Cost $179,118) 174,930
TOTAL LONG-TERM INVESTMENTS
(Cost $18,610,867) 18,799,217
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 3.0%
593,639 (h) State Street Navigator Securities Lending Government Money
Market Portfolio
3 .670 (i) 593,639
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $593,639) 593,639
TOTAL INVESTMENTS - 99 .9%
(Cost $ 19,204,506 ) 19,392,856
OTHER ASSETS & LIABILITIES, NET -  0.1% 11,559
NET ASSETS - 100% $ 19,404,415
ETF Exchange-Traded Fund
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $17,227,978 or 88.8% of Total Investments.
(d) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $568,596.
(e) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
0.7% of Total Investments.
(f) Perpetual security. Maturity date is not applicable.
(g) When-issued or delayed delivery security.
(h) Investments made with cash collateral received from securities on loan.
(i) The rate shown is the one-day yield as of the end of the reporting period.
High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ – $ 18,428 $ – $ 18,428
Corporate Bonds – 18,605,859 – 18,605,859
Exchange-Traded Funds 174,930 – – 174,930
Investments Purchased with Collateral from Securities
Lending 593,639 – – 593,639
Total $ 768,569 $ 18,624,287 $ – $ 19,392,856

Portfolio of Investments April 30, 2026
Preferred Securities and Income
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.2%
17221848 CORPORATE BONDS - 96.2% (a) 17221848
AUTOMOBILES & COMPONENTS - 1.7%
$ 300,000 (b),(c),(d) General Motors Financial Co Inc 5.750 % N/A $ 297,418
TOTAL AUTOMOBILES & COMPONENTS 297,418
BANKS - 48.0%
200,000 (c),(e) Banco Bilbao Vizcaya Argentaria SA 9.375 N/A 220,197
200,000 (c),(e) Banco Bilbao Vizcaya Argentaria SA 7.750 N/A 211,682
200,000 (c),(e) Banco Santander SA 8.000 N/A 217,212
200,000 (c),(e) Banco Santander SA 9.625 N/A 237,479
500,000 (c),(d) Bank of America Corp 6.625 N/A 515,682
200,000 (d) Bank of Montreal 7.300 11/26/84 210,703
200,000 (d) Bank of Nova Scotia/The 6.875 10/27/85 202,383
315,000 (c),(e) Barclays PLC 9.625 N/A 351,527
200,000 (b),(c),(e) Barclays PLC 7.625 N/A 210,650
300,000 (c),(e),(f) BNP Paribas SA 7.450 N/A 310,777
275,000 (c),(e),(f) BNP Paribas SA 8.000 N/A 294,276
235,000 (c),(e),(f) BNP Paribas SA 9.250 N/A 247,684
200,000 (d) Canadian Imperial Bank of Commerce 6.950 01/28/85 203,906
300,000 (c),(d) Citigroup Inc 7.625 N/A 311,975
175,000 (c),(d) Citigroup Inc 7.125 N/A 177,562
57,000 (c),(d) Citigroup Inc 6.625 N/A 57,699
180,000 (c),(d) Citigroup Inc 6.875 N/A 182,754
75,000 (c),(d),(g) Citizens Financial Group Inc (TSFR3M + 3.419%) 7.097 N/A 74,958
200,000 (c),(e),(f) Credit Agricole SA 7.125 N/A 207,287
100,000 (c),(d),(g) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 7.908 N/A 100,624
50,000 (c),(d) First Citizens BancShares Inc/NC 7.000 N/A 50,250
200,000 (c),(e) HSBC Holdings PLC 8.000 N/A 208,531
200,000 (c),(e) HSBC Holdings PLC 6.875 N/A 204,900
271,000 (b),(c),(e) HSBC Holdings PLC 6.950 N/A 280,651
66,000 (c),(d) Huntington Bancshares Inc/OH 6.250 N/A 66,095
200,000 (c),(e) ING Groep NV 7.000 N/A 206,838
400,000 (c),(e) ING Groep NV, Reg S 7.500 N/A 414,011
345,000 (c),(d) JPMorgan Chase & Co 6.500 N/A 354,161
200,000 (c),(e) Lloyds Banking Group PLC 8.000 N/A 213,289
150,000 (c),(d) M&T Bank Corp 5.125 N/A 149,339
200,000 (c),(e) NatWest Group PLC 8.125 N/A 220,815
200,000 (c),(e),(f) Nordea Bank Abp 6.750 N/A 203,809
280,000 (c),(d) PNC Financial Services Group Inc/The 6.200 N/A 281,862
225,000 (c),(d) PNC Financial Services Group Inc/The 6.250 N/A 228,644
220,000 (c),(e),(f) Societe Generale SA 9.375 N/A 232,006
150,000 (c),(e),(f) Societe Generale SA 10.000 N/A 163,948
200,000 (c),(e),(f) Standard Chartered PLC 7.750 N/A 206,115
200,000 (d) Toronto-Dominion Bank/The 6.350 10/31/85 201,345
60,000 (c),(d) Truist Financial Corp 5.100 N/A 60,396
100,000 (c),(d) Wells Fargo & Co 6.125 N/A 100,347
TOTAL BANKS 8,594,369
CAPITAL GOODS - 0.6%
119,000 (c),(d) Sumisho Air Lease Corp 6.000 N/A 115,276
TOTAL CAPITAL GOODS 115,276
ENERGY - 7.5%
161,000 (d) Enbridge Inc 7.625 01/15/83 174,450
190,000 (d) Enbridge Inc 8.500 01/15/84 216,431
24,000 (c),(d) Energy Transfer LP 6.625 N/A 24,211
101,000 (c),(d) Energy Transfer LP 7.125 N/A 103,731
89,000 (c),(d) Energy Transfer LP 6.500 N/A 89,105
75,000 (d) Energy Transfer LP 8.000 05/15/54 79,502
125,000 (d) Energy Transfer LP 6.750 02/15/56 125,898
109,000 (d) South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 115,239
145,000 (c),(d),(f) Sunoco LP 7.875 N/A 150,156
180,000 (d) Transcanada Trust 5.600 03/07/82 177,801

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 93,000 (c),(d),(f) Venture Global LNG Inc 9.000 % N/A $ 91,981
TOTAL ENERGY 1,348,505
FINANCIAL SERVICES - 14.7%
137,000 (d) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950 03/10/55 141,866
94,000 (c),(d) Ally Financial Inc 7.100 N/A 93,926
71,000 (c),(d) Charles Schwab Corp/The 6.100 N/A 71,031
250,000 (c),(d),(f) Compeer Financial ACA 7.875 N/A 253,750
60,000 (c),(d) Corebridge Financial Inc 6.875 N/A 61,714
400,000 (h) Credit Suisse Group AG 7.500 06/11/72 136,000
310,000 (h) Credit Suisse Group AG 7.500 01/17/72 105,400
200,000 (c),(e) Deutsche Bank AG, Reg S 8.130 N/A 212,181
125,000 (c),(d) Goldman Sachs Group Inc/The 7.500 N/A 131,404
125,000 (c),(d) Goldman Sachs Group Inc/The 7.500 N/A 130,635
333,000 (b),(c),(d) Goldman Sachs Group Inc/The 6.125 N/A 335,487
200,000 (c),(e) Nomura Holdings Inc 7.000 N/A 206,074
85,000 (c),(d) State Street Corp 6.700 N/A 87,590
200,000 (c),(e),(f) UBS Group AG 9.250 N/A 233,408
400,000 (c),(e),(f) UBS Group AG 9.250 N/A 432,850
TOTAL FINANCIAL SERVICES 2,633,316
HEALTH CARE EQUIPMENT & SERVICES - 0.9%
52,000 (d) CVS Health Corp 6.750 12/10/54 53,873
100,000 (d) CVS Health Corp 7.000 03/10/55 103,752
TOTAL HEALTH CARE EQUIPMENT & SERVICES 157,625
INSURANCE - 10.3%
67,000 (d) American National Group Inc 7.000 12/01/55 65,474
300,000 (d) Assurant Inc 7.000 03/27/48 303,876
197,000 (d) Corebridge Financial Inc 6.375 09/15/54 195,887
170,000 (d),(f) Enstar Group Ltd 7.500 04/01/45 175,988
325,000 (d),(f) MetLife Inc 9.250 04/08/38 382,632
66,000 (d) MetLife Inc 6.350 03/15/55 67,562
130,000 (d) Prudential Financial Inc 6.500 03/15/54 133,861
340,000 (b),(c),(d),(f) SBL Holdings Inc 6.500 N/A 307,341
200,000 (c),(e) Standard Life PLC, Reg S 8.500 N/A 213,259
TOTAL INSURANCE 1,845,880
MEDIA & ENTERTAINMENT - 1.7%
293,000 (c),(d),(f) Farm Credit Bank of Texas 7.750 N/A 304,407
TOTAL MEDIA & ENTERTAINMENT 304,407
TELECOMMUNICATION SERVICES - 3.0%
158,000 (d) Bell Telephone Co of Canada or Bell Canada 7.000 09/15/55 163,965
110,000 (d) Rogers Communications Inc 7.125 04/15/55 113,477
47,000 (d) TELUS Corp 7.000 10/15/55 48,613
200,000 (d) Vodafone Group PLC 7.000 04/04/79 208,576
TOTAL TELECOMMUNICATION SERVICES 534,631
UTILITIES - 7.8%
85,000 (d) AES Corp/The 7.600 01/15/55 86,592
75,000 (d) AES Corp/The 6.950 07/15/55 73,166
50,000 (d) CMS Energy Corp 6.500 06/01/55 51,229
52,000 (d) Dominion Energy Inc 7.000 06/01/54 55,447
49,000 (d) Duke Energy Corp 6.450 09/01/54 51,193
10,000 (d) Emera US Finance LLC 6.850 10/01/56 10,030
115,000 (d) Entergy Corp 7.125 12/01/54 118,390
147,000 (d) EUSHI Finance Inc 7.625 12/15/54 152,189
172,000 (d) NextEra Energy Capital Holdings Inc 6.750 06/15/54 180,105
64,000 (d) PG&E Corp 7.375 03/15/55 65,828
163,000 (d) Sempra 6.550 04/01/55 164,675
55,000 (d) Sempra 6.375 04/01/56 55,628
325,000 (c),(d),(f) Vistra Corp 7.000 N/A 325,949
TOTAL UTILITIES 1,390,421
TOTAL CORPORATE BONDS
(Cost $17,017,112) 17,221,848

Portfolio of Investments April 30, 2026
(continued)
Preferred Securities and Income

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
539,003 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.0% 539,003
$ 540,000 (c) CoBank ACB 6.450 % N/A $ 539,003
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $529,416) 539,003
TOTAL LONG-TERM INVESTMENTS
(Cost $17,546,528) 17,760,851
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 7.5%
1,350,967 (i) State Street Navigator Securities Lending Government Money
Market Portfolio
3.670 (j) 1,350,967
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,350,967) 1,350,967
TOTAL INVESTMENTS - 106.7%
(Cost $18,897,495 ) 19,111,818
OTHER ASSETS & LIABILITIES, NET -  (6.7)% (1,206,584)
NET ASSETS - 100% $ 17,905,234
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $1,306,104.
(c) Perpetual security. Maturity date is not applicable.
(d) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
55.6% of Total Investments.
(e) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 33.3% of Total Investments.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $4,524,364 or 23.7% of Total Investments.
(g) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(h) For fair value measurement disclosure purposes, investment classified as Level 3.
(i) Investments made with cash collateral received from securities on loan.
(j) The rate shown is the one-day yield as of the end of the reporting period.

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the report-
ing period, were as follows:
Preferred Securities and Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 16,980,448 $ 241,400 $ 17,221,848
U.S. Government and Agency Obligations – 539,003 – 539,003
Investments Purchased with Collateral from Securities
Lending 1,350,967 – – 1,350,967
Total $ 1,350,967 $ 17,519,451 $ 241,400 $ 19,111,818
NISP
Level 3
Corporate Bonds
Balance at the beginning of period $83,425
Gains (losses):
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) 157,975
Purchases at cost -
Sales at proceeds -
Net discounts (premiums) -
Transfers into -
Transfers (out of) -
Balance at the end of period $241,400
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $157,975
Fund Asset Class
Market
Value Techniques
Unobservable
Inputs Range
Weighted
Average
NISP Corporate Bond $241,400 Indicative Quote Broker Quote $34.00 N/A

Portfolio of Investments April 30, 2026
Securitized Credit
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 100.2%
ASSET-BACKED SECURITIES - 16.0% –
$ 64,489 (a) Alterna Funding III LLC, Series 2024 1A 6.260% 05/16/39 $ 64,585
69,313 (a) Alterna Funding III LLC, Series 2024 1A 7.136 05/16/39 69,312
100,000 (a) Avis Budget Rental Car Funding AESOP LLC, Series 2024 1A 5.850 06/20/30 102,294
97,333 (a) Cars Net Lease Mortgage Notes, Series 2020 1A 3.100 12/15/50 93,168
327,104 (a) CARS-DB7 LP, Series 2023 1A 5.750 09/15/53 328,155
350,000 Carvana Auto Receivables Trust 2024-P4, Series 2024 P4 5.000 02/10/31 351,793
250,000 (a) Centersquare Issuer LLC, Series 2025 3A 5.000 08/25/55 237,266
300,000 (a) Consolidated Communications LLC/Fidium Fiber Finance
Holdco LLC, Series 2025 4A
5.522 12/20/55 302,376
250,000 (a) Domino's Pizza Master Issuer LLC, Series 2025 1A 5.217 07/25/55 247,810
250,000 (a),(b) Elmwood CLO 14 Ltd, Series 2022 1A, (TSFR3M + 1.700%) 5.375 10/20/38 250,827
249,498 (a) GBX Leasing 2022-1 LLC, Series 2026 1A 5.130 02/20/56 246,917
250,000 (a) Hertz Vehicle Financing III LLC, Series 2025 6A 5.140 05/25/32 246,544
100,000 (a) Hertz Vehicle Financing III LP, Series 2021 2A 2.120 12/27/27 98,847
200,000 (a) HI-FI Music IP Issuer LP, Series 2022 1A 3.939 02/01/62 198,509
49,221 (a) Hilton Grand Vacations Trust 2024-2, Series 2024 2A 5.500 03/25/38 50,001
283,607 (a) Horizon Aircraft Finance IV Ltd, Series 2024 1 5.375 09/15/49 281,283
100,000 (a) Hotwire Funding LLC, Series 2024 1A 5.893 06/20/54 101,213
250,000 (a) Jersey Mike's Funding LLC, Series 2026 1A 4.952 02/15/56 247,589
200,000 (a) Kinetic ABS Issuer LLC, Series 2026 1A 5.219 02/25/56 199,366
250,000 (a) Lmdv Issuer Co LLC, Series 2025 1A 5.310 12/15/55 248,957
250,000 (a) Lmrk Issuer Co 2 LLC, Series 2025 1A 5.520 09/15/55 248,713
184,967 (a) Lyra Music Assets Delaware LP, Series 2024 2A 5.760 12/22/64 186,083
250,000 (a) MetroNet Infrastructure Issuer LLC, Series 2025 2A 5.400 08/20/55 251,979
94,396 (a) MVW 2020-1 LLC, Series 2020 1A 1.740 10/20/37 93,661
500,000 (a),(b) OHA Credit Funding 3 LTD, Series 2019 3A, (TSFR3M +
1.600%)
5.275 01/20/38 501,341
250,000 (a),(b) OHA Credit Funding 3 LTD, Series 2019 3A 5.564 01/20/38 250,888
250,000 (a) Onemain Financial Issuance Trust 2025-1, Series 2025 1A 5.200 07/14/38 250,451
183,456 (a) PenFed Auto Receivables Owner Trust 2022-A, Series 2022 A 4.830 12/15/28 183,495
250,000 (a) Planet Fitness Master Issuer LLC, Series 2025 1A 5.274 12/06/55 249,014
250,000 (a) RCKT Trust 2025-PL1, Series 2025 1A 5.420 07/25/34 249,504
250,000 (a) Regional Management Issuance Trust 2024-2, Series 2024 2 5.490 12/15/33 251,226
295,625 (a) Store Master Funding I-VII XIV XIX XX XXIV, Series 2023 1A 6.190 06/20/53 295,845
250,000 (a) Summit Issuer LLC, Series 2025 1A 5.208 11/20/55 250,146
250,000 (a) Taco Bell Funding LLC, Series 2025 1A 4.821 08/25/55 247,161
250,000 (a),(b) Texas Debt Capital CLO 2024-I Ltd, Series 2024 1A, (TSFR3M +
1.950%)
5.614 04/22/37 250,419
245,930 (a) Trinity Rail Leasing L.P., Series 2025 1A 5.090 10/19/55 242,220
350,000 (a) VB-S1 Issuer LLC - VBTEL, Series 2024 1A 5.590 05/15/54 352,831
246,457 (a) Willis Engine Structured Trust IX, Series 2025 B 5.159 12/15/50 244,851
250,000 (a) Zayo Issuer LLC, Series 2025 1A 5.648 03/20/55 252,205
TOTAL ASSET-BACKED SECURITIES
(Cost $8,801,120) 8,818,845
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
253,914 CORPORATE BONDS - 0.5% 253,914
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.5%
250,000 (a) SBA Tower Trust 6.599 01/15/28 253,914
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 253,914
TOTAL CORPORATE BONDS
(Cost $254,205) 253,914
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 83.7% –
100,000 (b) BANK 2019-BNK20, Series 2019 BN20 3.243 09/15/62 89,878
350,000 BANK 2019-BNK22, Series 2019 BN22 3.210 11/15/62 326,107
375,000 (b) BANK 2019-BNK24, Series 2019 BN24 3.283 11/15/62 347,459
295,000 (b) BANK 2021-BNK31, Series 2021 BN31 2.211 02/15/54 257,125

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 200,000 BANK 2022-BNK39, Series 2022 BNK39 3.181% 02/15/55 $ 181,058
200,000 (b) BANK 2023-BNK46, Series 2023 BNK46 6.385 08/15/56 210,286
200,000 (b) BANK 2024-BNK48, Series 2024 BNK48 5.355 10/15/57 199,965
69,845 (a),(b) Bayview MSR Opportunity Master Fund Trust 2021-INV4, Series
2021 4
2.500 10/25/51 57,517
30,000 (b) BBCMS Mortgage Trust 2023-C20, Series 2023 C20 5.973 07/15/56 31,247
200,000 BBCMS Mortgage Trust 2024-C24, Series 2024 C24 5.867 02/15/57 207,121
200,000 (a) BBCMS Trust 2015-SRCH, Series 2015 SRCH 4.197 08/10/35 194,495
500,000 Benchmark 2019-B11 Mortgage Trust, Series 2019 B11 3.784 05/15/52 456,297
350,000 Benchmark 2019-B12 Mortgage Trust, Series B12 3.419 08/15/52 332,896
300,000 Benchmark 2019-B14 Mortgage Trust, Series 2019 B14 3.352 12/15/62 273,777
199,000 (b) Benchmark 2019-B15 Mortgage Trust, Series 2019 B15 3.829 12/15/72 160,823
105,000 (a),(b) Benchmark 2020-IG3 Mortgage Trust, Series 2020 IG3 3.190 09/15/48 86,341
100,000 Benchmark 2021-B28 Mortgage Trust, Series 2021 B28 2.429 08/15/54 86,767
500,000 (b) Benchmark 2022-B35 Mortgage Trust, Series 2022 B35 4.590 05/15/55 484,885
155,000 (b) Benchmark 2024-V10 Mortgage Trust, Series 2024 V10 5.725 09/15/57 158,214
200,000 (b) BMO 2022-C3 MORTGAGE TRUST, Series 2022 C3 5.502 09/15/54 203,113
200,000 (b) BMO 2023-C5 Mortgage Trust, Series 2023 C5 6.162 06/15/56 207,972
250,000 BMO 2023-C5 Mortgage Trust, Series 2023 C5 5.765 06/15/56 258,907
250,000 (b) BMO 2025-C12 Mortgage Trust, Series 2025 C12 6.195 06/15/58 264,759
175,000 BMO Mortgage Trust, Series 2026 C14 5.522 02/15/59 175,899
200,000 (a),(b) BX Trust 2026-RISE, Series 2026 RISE, (TSFR1M + 1.450%) 5.120 04/15/41 200,376
569,943 (a) CAMB Commercial Mortgage Trust 2021-CX2, Series 2021
CX2
2.700 11/10/46 494,306
34,343 (a),(b) Chase Home Lending Mortgage Trust, Series 2026 2 5.500 12/25/56 34,167
200,000 (b) Citigroup Commercial Mortgage Trust 2016-C3, Series 2016
C3
3.366 11/15/49 198,293
295,000 (b) COMM 2018-COR3 Mortgage Trust, Series 2018 COR3 4.668 05/10/51 254,977
300,000 (a),(b) Connecticut Avenue Securities Trust 2022-R05, Series 2022
R05, (SOFR30A + 3.000%)
6.645 04/25/42 304,691
300,000 (a),(b) Connecticut Avenue Securities Trust 2022-R07, Series 2022
R07, (SOFR30A + 4.650%)
8.295 06/25/42 312,236
100,000 (a),(b) Connecticut Avenue Securities Trust 2022-R09, Series 2022
R09, (SOFR30A + 4.750%)
8.395 09/25/42 105,032
315,000 (a),(b) Connecticut Avenue Securities Trust 2023-R01, Series 2023
R01, (SOFR30A + 3.750%)
7.395 12/25/42 328,162
300,000 (a),(b) Connecticut Avenue Securities Trust 2023-R08, Series 2023
R08, (SOFR30A + 2.500%)
6.145 10/25/43 305,740
45,000 (b) CSAIL 2017-CX10 Commercial Mortgage Trust, Series 2017
CX10
3.458 11/15/50 44,021
200,000 CSAIL 2019-C17 Commercial Mortgage Trust, Series 2019 C17 3.278 09/15/52 182,350
200,000 CSAIL 2020-C19 Commercial Mortgage Trust, Series 2020 C19 2.971 03/15/53 175,355
250,000 DBJPM 20-C9 Mortgage Trust, Series 2020 C9 1.926 08/15/53 224,033
85,377 (a) DBWF Mortgage Trust, Series 2015 LCM 2.998 06/10/34 84,840
300,000 (a) DOLP Trust 2021-NYC, Series 2021 NYC 2.956 05/10/41 270,180
200,000 (a),(b) DTP Commercial Mortgage Trust 2023-STE2, Series 2023 STE2 6.038 01/15/41 202,002
350,000 (a),(b) ELP Commercial Mortgage Trust, Series 2025 ELP 4.757 11/13/42 345,937
494,760 (a) EQT Trust 2024-EXTR, Series 2024 EXTR 5.331 07/05/41 501,895
148,461 Fannie Mae Pool, FN MA4917 4.500 02/01/53 143,258
112,614 Fannie Mae Pool, FN MA4842, Series 2022 1 5.500 12/01/52 113,795
549,451 Fannie Mae Pool, FN MA4805, Series 2022 1 4.500 11/01/52 530,762
68,928 Fannie Mae Pool, FN MA4804 4.000 11/01/52 64,765
721,996 Fannie Mae Pool, FN MA4784 4.500 10/01/52 698,107
546,632 Fannie Mae Pool, FN MA4732 4.000 09/01/52 514,408
392,588 Fannie Mae Pool, FN MA4737, Series 2022 1 5.000 08/01/52 388,823
1,218,146 Fannie Mae Pool, FN MA4733 4.500 09/01/52 1,177,088
275,002 Fannie Mae Pool, FN MA4919 5.500 02/01/53 277,520
359,618 Fannie Mae Pool, FN MA4701, Series 2022 1 4.500 08/01/52 347,681
276,576 Fannie Mae Pool, FN MA4700, Series 2022 1 4.000 08/01/52 260,355
76,027 Fannie Mae Pool, FN MA4761 5.000 09/01/52 75,387
902,634 Fannie Mae Pool, FN MA4978 5.000 04/01/53 893,697
1,339,765 Fannie Mae Pool, FN MA5106 5.000 08/01/53 1,325,011

Portfolio of Investments April 30, 2026
(continued)
Securitized Credit

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 133,603 Fannie Mae Pool, FN MA5039 5.500% 06/01/53 $ 134,786
48,823 Fannie Mae Pool, FN MA5070 4.500 07/01/53 47,036
248,488 Fannie Mae Pool, FN MA5107 5.500 08/01/53 250,655
215,450 Fannie Mae Pool, FN MA5164 5.000 10/01/53 213,040
2,029,906 Fannie Mae Pool, FN MA5165 5.500 10/01/53 2,046,625
295,860 Fannie Mae Pool, FN MA5247 6.000 01/01/54 302,233
180,289 Fannie Mae Pool, FN MA5295 6.000 03/01/54 184,064
1,644,994 Fannie Mae Pool, FN MA5331 5.500 04/01/54 1,654,494
1,132,865 Fannie Mae Pool, FN MA5353 5.500 05/01/54 1,139,768
206,737 Fannie Mae Pool, FN MA5389 6.000 06/01/54 211,066
137,909 Fannie Mae Pool, FN MA5497 5.500 10/01/54 138,652
383,618 Fannie Mae Pool, FN MA4655 4.000 07/01/52 360,342
321,236 Fannie Mae Pool, FN MA5009 5.000 05/01/53 318,039
1,614,909 Fannie Mae Pool, FN MA4626 4.000 06/01/52 1,521,728
150,016 Fannie Mae Pool, FN MA4918 5.000 02/01/53 148,527
594,660 Fannie Mae Pool, FN MA4598 2.500 05/01/52 500,622
147,029 Fannie Mae Pool, FN 310210, Series 2022 1 4.000 05/01/44 141,984
96,161 Fannie Mae Pool, FN CB1301 2.500 08/01/51 82,236
197,480 Fannie Mae Pool, FN CB2804 2.500 02/01/52 168,629
261,459 Fannie Mae Pool, FN CB3599 3.500 05/01/52 238,355
217,354 Fannie Mae Pool, FN CB3905 3.500 06/01/52 198,143
109,069 Fannie Mae Pool, FN FA0197 4.000 02/01/54 102,696
279,438 Fannie Mae Pool, FN MA4624 3.000 06/01/52 245,283
63,590 Fannie Mae Pool, FN FS5179 5.000 06/01/53 63,086
82,731 Fannie Mae Pool, FN FS7299 3.000 05/01/52 73,304
301,992 Fannie Mae Pool, FN MA4512 2.500 01/01/52 254,845
740,722 Fannie Mae Pool, FN MA4548 2.500 02/01/52 624,103
261,750 Fannie Mae Pool, FN MA4578 2.500 04/01/52 220,409
1,645,147 Fannie Mae Pool, FN MA4579 3.000 04/01/52 1,443,724
447,242 Fannie Mae Pool, FN FS1535 3.000 04/01/52 396,315
80,738 Fannie Mae REMICS, Series 2022 18 3.500 04/25/52 62,761
90,607 (a),(b) Flagstar Mortgage Trust 2021-10INV, Series 2021 10IN 3.495 10/25/51 75,210
75,208 (a),(b) Flagstar Mortgage Trust 2021-13INV, Series 2021 13IN 3.000 12/30/51 64,470
89,661 (a),(b) Flagstar Mortgage Trust 2021-5INV, Series 2021 5INV 3.337 07/25/51 74,158
272,733 (a),(b) Flagstar Mortgage Trust 2021-8INV, Series 2021 8INV 3.505 09/25/51 230,249
592,717 Freddie Mac Pool, FR SD8245 4.500 09/01/52 572,590
168,159 Freddie Mac Pool, FR RA9629 5.500 08/01/53 169,467
34,499 Freddie Mac Pool, FR RA7211, Series 2022 1 4.000 04/01/52 32,514
530,124 Freddie Mac Pool, FR RA6766 2.500 02/01/52 453,023
952,117 Freddie Mac Pool, FR SD8329 5.000 06/01/53 942,642
255,725 Freddie Mac Pool, FR SD8231 4.500 07/01/52 247,132
344,311 Freddie Mac Pool, FR SD8178 2.500 11/01/51 290,415
120,950 Freddie Mac Pool, FR SD4999 5.000 08/01/53 119,658
27,997 Freddie Mac REMICS, Series 2020 5017 2.000 09/25/50 19,188
43,741 Freddie Mac REMICS, Series 2018 4776 4.000 03/15/48 41,440
35,580 Freddie Mac REMICS, Series 2018 4783 4.000 04/15/48 33,655
101,889 Freddie Mac REMICS, Series 2025 5604 4.500 12/25/55 88,087
144,224 (a),(b) GCAT 2022-INV1 Trust, Series 2022 INV1 3.000 12/25/51 123,632
54,563 Ginnie Mae II Pool, G2 MA8428 5.000 11/20/52 54,427
94,188 Ginnie Mae II Pool, G2 MA8201 4.500 08/20/52 91,594
459,065 Ginnie Mae II Pool, G2 MA8200 4.000 08/20/52 432,137
220,453 Ginnie Mae II Pool, G2 MA8724 4.500 03/20/53 214,099
288,280 Ginnie Mae II Pool, G2 MA7768, Series 2021 1 3.000 12/20/51 257,054
288,880 Ginnie Mae II Pool, G2 MA8149 3.500 07/20/52 263,393
50,946 Ginnie Mae II Pool, G2 MA7419, Series 2021 MTGE 3.000 06/20/51 45,413
108,318 Government National Mortgage Association, Series 2023 111 3.000 02/20/52 75,116
600,000 (a) Grace Trust 2020-GRCE, Series 2020 GRCE 2.347 12/10/40 536,363
575,000 GS Mortgage Securities Trust 2017-GS6, Series 2017 GS6 3.638 05/10/50 556,024
45,000 GS Mortgage Securities Trust 2019-GSA1, Series 2019 GSA1 3.340 11/10/52 42,333
750,000 (b) GS Mortgage Securities Trust 2020-GC45, Series 2020 GC45 3.173 02/13/53 694,490
55,108 (a),(b) GS Mortgage-Backed Securities Corp Trust 2020-PJ6, Series
2020 PJ6
2.500 05/25/51 45,380

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 215,104 (a),(b) GS Mortgage-Backed Securities Trust 2021-PJ6, Series 2021
PJ6
2.500% 11/25/51 $ 176,753
80,281 (a),(b) GS Mortgage-Backed Securities Trust 2023-PJ1, Series 2023
PJ1
3.500 02/25/53 71,089
500,000 (a),(b) Houston Galleria Mall Trust 2025-HGLR, Series 2025 HGLR 5.644 02/05/45 512,279
125,000 (a),(b) HTL Commercial Mortgage Trust 2024-T53, Series 2024 T53 6.774 05/10/39 126,090
73,206 (a),(b) J.P. Morgan Mortgage Trust 2021-15, Series 2021 15 2.500 06/25/52 60,242
381,717 (a),(b) J.P. Morgan Mortgage Trust 2022-6, Series 2022 6 3.000 11/25/52 326,482
202,713 (a),(b) JP Morgan Mortgage Trust 2017-2, Series 2 3.500 05/25/47 184,567
205,873 (a),(b) JP Morgan Mortgage Trust 2017-5, Series 2017 5 4.725 10/26/48 205,756
75,779 (a),(b) JP Morgan Mortgage Trust 2018-4, Series 2018 4 3.500 10/25/48 68,288
217,929 (a),(b) JP Morgan Mortgage Trust 2018-5, Series 2018 5 3.500 10/25/48 196,261
230,039 (a),(b) JP Morgan Mortgage Trust 2020-1, Series 2020 1 3.815 06/25/50 207,632
349,989 (a),(b) JP Morgan Mortgage Trust 2020-7, Series 2020 7 3.000 01/25/51 304,595
36,241 (a),(b) JP Morgan Mortgage Trust 2021-10, Series 2021 10 2.500 12/25/51 29,753
278,245 (a),(b) JP Morgan Mortgage Trust 2021-11, Series 2021 11 2.500 01/25/52 230,011
269,984 (a),(b) JP Morgan Mortgage Trust 2021-12, Series 2021 12 2.500 02/25/52 221,578
21,857 (a),(b) JP Morgan Mortgage Trust 2021-4, Series 2021 4 2.888 08/25/51 17,892
103,727 (a),(b) JP Morgan Mortgage Trust 2021-7, Series 2021 7 2.500 11/25/51 85,420
88,693 (a),(b) JP Morgan Mortgage Trust 2021-INV4, Series 2021 INV4 3.204 01/25/52 72,370
88,800 (a),(b) JP Morgan Mortgage Trust 2021-INV6, Series 2021 INV6 3.345 04/25/52 73,212
70,931 (a),(b) JP Morgan Mortgage Trust 2022-LTV1, Series 2022 LTV1 3.250 07/25/52 63,388
223,505 (b) JPMBB Commercial Mortgage Securities Trust 2014-C23,
Series 2014 C23
4.673 09/15/47 220,907
100,000 JPMCC Commercial Mortgage Securities Trust 2019-COR4,
Series 2019 COR4
4.290 03/10/52 95,321
156,434 JPMDB Commercial Mortgage Securities Trust 2016-C2, Series
2016 C2
3.144 06/15/49 156,022
390,000 (b) Morgan Stanley Bank of America Merrill Lynch Trust 2025-C35,
Series 2025 C35
5.970 08/15/58 406,462
100,000 Morgan Stanley Capital I Trust 2019-H7, Series 2019 H7 3.524 07/15/52 95,161
124,220 (a),(b) Morgan Stanley Capital I Trust 2024-NSTB, Series 2024 NSTB 3.900 09/24/57 122,707
68,404 (a),(b) Morgan Stanley Residential Mortgage Loan Trust 2021-5,
Series 2021 5
2.500 08/25/51 56,331
237,185 (a),(b) Morgan Stanley Residential Mortgage Loan Trust 2023-1,
Series 2023 1
4.000 02/25/53 216,389
155,000 (b) MSWF Commercial Mortgage Trust 2023-2, Series 2023 2 6.491 12/15/56 166,581
250,000 (a) Natixis Commercial Mortgage Securities Trust 2019-LVL, Series
2019 LVL
3.885 08/15/38 242,781
244,444 (a),(b) OBX 2022-INV5 Trust, Series 2022 INV5 4.000 10/25/52 223,165
74,602 (a),(b) Oceanview Mortgage Trust 2022-1, Series 2022 1 4.500 11/25/52 70,837
600,000 (a) One Bryant Park Trust 2019-OBP, Series 2019 OBP 2.516 09/15/54 555,759
200,000 (a),(b) ONNI Commerical Mortgage Trust 2024-APT, Series 2024 APT 5.753 07/15/39 202,199
100,000 (a),(b) PMT Loan Trust 2026-INV4, Series 2026 INV4 6.000 03/25/57 101,242
70,078 (a),(b) RCKT Mortgage Trust 2021-4, Series 2021 4 2.500 09/25/51 57,446
84,747 (a),(b) RCKT Mortgage Trust 2022-2, Series 2022 2 2.500 02/25/52 69,790
245,229 (a),(b) RCKT Mortgage Trust 2022-4, Series 2022 4 4.000 06/25/52 223,888
198,811 (a),(b) Sequoia Mortgage Trust 2020-1, Series 2020 1 3.854 02/25/50 156,251
67,252 (a),(b) Sequoia Mortgage Trust 2021-4, Series 2021 4 2.500 06/25/51 55,300
96,548 (a),(b) Sequoia Mortgage Trust 2025-S2, Series 2025 S2 4.000 11/25/55 89,109
95,198 (a),(b) Sequoia Mortgage Trust 2026-1, Series 2026 1 5.500 02/25/56 94,530
250,000 (b) UBS Commercial Mortgage Trust 2018-C11, Series 2018 C11 4.492 06/15/51 244,268
525,000 (a),(b) Verus Securitization Trust 2025-12, Series 2025 12 5.760 12/25/70 520,576
100,000 (a),(b) Verus Securitization Trust 2026-1, Series 2026 1 5.670 01/25/71 98,539
165,000 (b) Wells Fargo Commercial Mortgage Trust 2017-C38, Series
2017 C38
3.917 07/15/50 157,533
390,000 Wells Fargo Commercial Mortgage Trust 2018-C46, Series
2018 C46
4.382 08/15/51 383,196
500,000 Wells Fargo Commercial Mortgage Trust 2021-C59, Series
2021 C59
2.626 04/15/54 452,589
350,000 Wells Fargo Commercial Mortgage Trust 2021-C61, Series
2021 C61
2.861 11/15/54 308,347

Portfolio of Investments April 30, 2026
(continued)
Securitized Credit

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 60,000 Wells Fargo Commercial Mortgage Trust 2021-C61, Series
2021 C61
2.406% 11/15/54 $ 54,101
50,666 (a),(b) Wells Fargo Mortgage Backed Securities 2020-4 Trust, Series
2020 4
3.000 07/25/50 43,683
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $45,642,544) 46,179,729
TOTAL LONG-TERM INVESTMENTS
(Cost $54,697,869) 55,252,488
OTHER ASSETS & LIABILITIES, NET -  (0.2)% (116,179)
NET ASSETS - 100% $ 55,136,309
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $20,132,525 or 36.4% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
Securitized Credit
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 8,818,845 $ – $ 8,818,845
Corporate Bonds – 253,914 – 253,914
Mortgage-Backed Securities – 46,179,729 – 46,179,729
Total $ – $ 55,252,488 $ – $ 55,252,488

Portfolio of Investments April 30, 2026
Ultra Short Municipal
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  96.8%
9675000 MUNICIPAL BONDS - 96 .8% 9675000
ARIZONA - 1.0%
$ 100,000 (a) Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Varibale Rate Demand Obligations,
Series 2015C
3 .350% 01/01/46 $ 100,000
TOTAL ARIZONA 100,000
CALIFORNIA - 9.2%
335,000 (a) Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Series 2023B
3 .100 04/01/55 335,000
270,000 (a) Eastern Municipal Water District, California, Water and
Wastewater Revenue Bonds, Refunding Series 2018A
2 .950 07/01/46 270,000
315,000 (a) Irvine Ranch Water District, California, Certificates of
Participation, Series 2009S
3 .000 10/01/41 315,000
TOTAL CALIFORNIA 920,000
COLORADO - 5.5%
295,000 (a) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Children's Hospital Colorado Project, Refunding Series 2020A
3 .350 12/01/52 295,000
260,000 (a) Colorado Health Facilities Authority, Revenue Bonds,
Boulder Community Hospital Project, Variable Rate Demand
Obligations Series 2000
2 .950 10/01/30 260,000
TOTAL COLORADO 555,000
CONNECTICUT - 6.7%
335,000 (a) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale University, Series 2013A
3 .300 07/01/42 335,000
335,000 (a) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2016A-3
3 .050 11/15/45 335,000
TOTAL CONNECTICUT 670,000
DISTRICT OF COLUMBIA - 6.3%
300,000 (a) District of Columbia, Multimodal Revenue Bonds, Carnegie
Endowment for International Peace, Series 2010
3 .350 11/01/45 300,000
335,000 (a) Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Series 2010D
3 .090 10/01/40 335,000
TOTAL DISTRICT OF COLUMBIA 635,000
FLORIDA - 3.0%
300,000 (a) JEA, Florida, Water and Sewerage System Revenue Bonds,
Variable Rate Demand Obligations Series 2008A-1 & 2008A-2
3 .000 10/01/42 300,000
TOTAL FLORIDA 300,000
INDIANA - 3.3%
335,000 (a) Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Series 2017C-3
3 .350 07/01/47 335,000
TOTAL INDIANA 335,000
LOUISIANA - 3.4%
335,000 (a) Louisiana State, Gasoline and Fuels Tax Second Lien Revenue
Bonds, Refunding Series 2023A-2
3 .350 05/01/43 335,000
TOTAL LOUISIANA 335,000
MARYLAND - 2.0%
200,000 (a) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins Health System, Series 2024B
3 .350 06/01/46 200,000
TOTAL MARYLAND 200,000
MASSACHUSETTS - 3.0%
300,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Series 2008U-6E
3 .100 10/01/42 300,000
TOTAL MASSACHUSETTS 300,000
MICHIGAN - 2.5%
250,000 (a) Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2022B
3 .170 04/01/62 250,000
TOTAL MICHIGAN 250,000

Portfolio of Investments April 30, 2026
(continued)
Ultra Short Municipal

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI - 3.0%
$ 300,000 (a) Missouri Health and Educational Facilities Authority, Revenue
Bonds, Washington University, Variable Rate Demand
Obligations, Series 2000B
3 .350% 03/01/40 $ 300,000
TOTAL MISSOURI 300,000
NEW YORK - 13.4%
335,000 (a) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2014 Adjustable Rate Series AA-6
3 .250 06/15/48 335,000
335,000 (a) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2013 Series A-4
3 .400 08/01/39 335,000
335,000 (a) New York City, New York, General Obligation Bonds, Subseries
G-6 Fiscal Series 2012
3 .350 04/01/42 335,000
335,000 (a) New York State Housing Finance Agency, 316 Eleventh Avenue
Housing Revenue Bonds, Variable Rate Demand Obligation
Series 2009A
3 .300 05/15/41 335,000
TOTAL NEW YORK 1,340,000
NORTH CAROLINA - 3.3%
330,000 (a) Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare
System, Variable Rate Demand Series 2007E - AGM Insured
3 .350 01/15/44 330,000
TOTAL NORTH CAROLINA 330,000
OHIO - 3.4%
335,000 (a) Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Series 2024C
3 .350 12/01/54 335,000
TOTAL OHIO 335,000
OREGON - 2.9%
290,000 (a) Oregon State, General Obligation Bonds, Veteran's Welfare
Series 110 Series 2022E
3 .350 06/01/45 290,000
TOTAL OREGON 290,000
PENNSYLVANIA - 3.4%
335,000 (a) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Variable Rate Series 2020
3 .120 12/01/39 335,000
TOTAL PENNSYLVANIA 335,000
TENNESSEE - 3.4%
335,000 (a) Metropolitan Government of Nashville and Davidson County
Industrial Development Board, Tennessee, Multifamily Housing
Revenue Bonds, Summit Apartments Project, Refunding Series
2006
3 .100 07/15/36 335,000
TOTAL TENNESSEE 335,000
TEXAS - 8.2%
200,000 (a) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Texas Children's
Hospital, Series 2015-3
3 .500 10/01/45 200,000
335,000 (a) Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2018C
3 .100 05/15/34 335,000
290,000 (a) Texas State, General Obligation Veterans Bonds, Series 2020 3 .450 12/01/50 290,000
TOTAL TEXAS 825,000
VIRGINIA - 3.5%
100,000 (a) Loudoun County Industrial Development Authority, Virginia,
Revenue Bonds, Howard Hughes Medical Institute, Variable
Rate Demand Obligations Series 2003C
2 .900 02/15/38 100,000
250,000 (a) Loudoun County Industrial Development Authority, Virginia,
Revenue Bonds, Howard Hughes Medical Institute, Variable
Rate Demand Obligations, Series 2003D
3 .520 02/15/38 250,000
TOTAL VIRGINIA 350,000
WASHINGTON - 3.0%
300,000 (a) Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2016VR-1N
3 .050 12/01/46 300,000
TOTAL WASHINGTON 300,000

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN - 3.4%
$ 335,000 (a) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2009A
3 .090% 05/01/42 $ 335,000
TOTAL WISCONSIN 335,000
TOTAL MUNICIPAL BONDS
(Cost $9,675,000) 9,675,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,675,000) 9,675,000
TOTAL INVESTMENTS - 96 .8%
(Cost $ 9,675,000 ) 9,675,000
OTHER ASSETS & LIABILITIES, NET -  3.2% 325,000
NET ASSETS - 100% $ 10,000,000
(a) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
Ultra Short Municipal
Level 1 Level 2 Level 3 Total
Short-Term Investments:
Municipal Bonds – 9,675,000 – 9,675,000
Total $ – $ 9,675,000 $ – $ 9,675,000